File Nos. 33-74174
                                                                      811-8306
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
  Post-Effective Amendment No. 5                                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 6                                                        [X]

                      (Check appropriate box or boxes.)

     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
     _______________________________________
     (Exact Name of Registrant)

     FIRST COVA LIFE INSURANCE COMPANY
     __________________________________
     (Name of Depositor)

     120 Broadway, New York, New York                              10271
     ____________________________________________________          _________
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 469-4545

     Name and Address of Agent for Service
          Lorry J. Stensrud, President
          First Cova Life Insurance Company
          120 Broadway
          New York, NY 10271
          (800) 469-4545

     Copies to:
        Judith A. Hasenauer            and   Bernard J. Spaulding
        Blazzard, Grodd & Hasenauer, P.C.    Senior Vice President,
        P.O. Box 5108                        General Counsel and Secretary
        Westport, CT  06881                  First Cova Life Insurance
                                               Company
        (203) 226-7866                       120 Broadway
                                             New York, NY 10271



It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__  on May 1, 2000 pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on  (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts




          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           --------------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Summary

Item 4.   Condensed Financial Information  . . .   Appendix A - Condensed Financial
                                                   Information
Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - Cova; The
                                                   Separate Account; Cova
                                                   Series Trust; General American
                                                   Capital Company; Appendix B

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Annuity Contract

Item 8.   Annuity Period . . . . . . . . . . . .   Annuity Payments
                                                   (The Income Phase)

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents
Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements




                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                               EXPLANATORY NOTE
================================================================================
This Registration Statement contains three Prospectuses (Version A, Version B and Version C). The three versions are substantially similar except for the funding options. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
===============================================================================-


                                    PART A - VERSION A

                                                                       The Fixed
                                                            And Variable Annuity

                                                                       issued by

                                         FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
                                                                             and

                                                                 FIRST COVA LIFE
                                                               INSURANCE COMPANY


This prospectus describes the Fixed and Variable Annuity Contract offered by First Cova Life Insurance Company (First Cova).

The annuity contract has 25 investment choices - a fixed account which offers an interest rate which is guaranteed by First Cova, and 24 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.


AIM Variable Insurance Funds:
     Managed by A I M Advisors, Inc.
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund

Alliance Variable Products Series Fund, Inc.:
     Managed by Alliance Capital Management L.P.
         Premier Growth Portfolio (Class A)
         Real Estate Investment Portfolio (Class A)

Cova Series Trust:

     Managed by J.P. Morgan
     Investment Management Inc.
         Select Equity Portfolio
         Large Cap Stock Portfolio
         Small Cap Stock Portfolio
         International Equity Portfolio
         Quality Bond Portfolio

     Managed by Lord, Abbett & Co.
         Bond Debenture Portfolio
         Mid-Cap Value Portfolio
         Large Cap Research Portfolio
         Developing Growth Portfolio
         Lord Abbett Growth and Income Portfolio

Franklin Templeton Variable Insurance Products Trust, Class 1 Shares*:
     Managed by Franklin Advisers, Inc.
         Franklin Small Cap Fund (the surviving fund of the merger with Franklin Small Cap Investments)

     Managed by Templeton Investment Counsel, Inc.
         Templeton International Securities Fund (formerly, Templeton
            International)

     Managed by Templeton Asset Management Ltd.
         Templeton Developing Markets Securities Fund (formerly,
            Templeton Developing Markets)

*Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust.

General American Capital Company:

     Managed by Conning Asset
     Management Company
         Money Market Fund

MFS Variable Insurance Trust:
     Managed by Massachusetts Financial Services Company
         MFS Emerging Growth Series
         MFS Research Series
         MFS Growth With Income Series
         MFS High Income Series
         MFS Global Governments Series


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First Cova Fixed and Variable Annuity Contract.

To learn more about the First Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.


The Contracts:

* are not bank deposits
* are not federally insured
* are not endorsed by any bank or government agency
* are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


May 1, 2000


TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS

  SUMMARY

  Fee Table

  Examples

  THE ANNUITY CONTRACT

  ANNUITY PAYMENTS (THE INCOME PHASE)

     Annuity Date
     Annuity Payments
     Annuity Options

  PURCHASE
     Purchase Payments
     Allocation of Purchase Payments
     Accumulation Units

  INVESTMENT OPTIONS
     AIM Variable Insurance Funds
     Alliance Variable Products Series Fund, Inc.
     Cova Series Trust
     Franklin Templeton Variable Insurance Products Trust
     General American Capital Company
     MFS Variable Insurance Trust
     Transfers
     Dollar Cost Averaging Program
     Automatic Rebalancing Program
     Voting Rights
     Substitution

  EXPENSES
     Insurance Charges
     Contract Maintenance Charge
     Withdrawal Charge
     Transfer Fee
     Income Taxes
     Investment Portfolio Expenses

  TAXES
     Annuity Contracts in General
     Qualified and Non-Qualified Contracts
     Withdrawals - Non-Qualified Contracts
     Withdrawals - Qualified Contracts
     Diversification

  ACCESS TO YOUR MONEY
     Systematic Withdrawal Program
     Suspension of Payments or Transfers

  PERFORMANCE

  DEATH BENEFIT
     Upon Your Death
     Death of Annuitant
  OTHER INFORMATION
      First Cova
      The Separate Account
      Distributor
      Ownership
      Beneficiary
      Assignment
      Financial Statements

 TABLE OF CONTENTS OF THE STATEMENT OF
 ADDITIONAL INFORMATION

 APPENDIX A
 Condensed Financial Information

 APPENDIX B
 Participating Investment Portfolios

 APPENDIX C
 Performance Information

 INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                           Page

 Accumulation Phase
 Accumulation Unit
 Annuitant
 Annuity Date
 Annuity Options
 Annuity Payments
 Annuity Unit
 Beneficiary
 Fixed Account
 Income Phase
 Investment Portfolios
 Joint Owner
 Non-Qualified
 Owner
 Purchase Payment
 Qualified
 Tax Deferral


SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.

THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by First Cova is a contract between you, the owner, and First Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 24 investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, First Cova. This interest rate is set once each year. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by First Cova.

You can put money into any or all of the investment portfolios and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.


EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

     * Each year First Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, First Cova currently waives this charge if the value of your contract is at least $50,000.

     * First Cova also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

     * If you take your money out, First Cova may assess a withdrawal charge of up to 7% of the purchase payment withdrawn. After First Cova has had a purchase payment for seven years, there is no charge by First Cova for a withdrawal of that purchase payment.

     * The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

     * There are also investment charges which range from ____% to ____% of the average daily value of the investment portfolio depending upon the investment portfolio.

TAXES:

Your earnings are not taxed until you take them out. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from First Cova. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, First Cova will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it we will send you whatever your contract is worth on the day we receive your request (this may be more or less than your original payment) without assessing a withdrawal charge. If you have purchased the contract as an Individual Retirement Annuity (IRA), you will receive back your purchase payment. (Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.)

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

* You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

* You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

* First Cova will automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

These features may not be suitable for your particular situation.

INQUIRIES:

If you need more information about buying a contract, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661

If you have any other questions, please contact us at our Home Office:

120 Broadway, 10th Floor
New York, NY 10271
(800) 469-4545
(212) 766-0012

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. Expenses of the investment portfolios are not fixed or specified under the terms of the contract and actual expenses may vary.

OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of               Years Since
purchase payments) (see Note 1 below)                 Payment           Charge
                                                         1                7%
                                                         2                6%
                                                         3                5%
                                                         4                4%
                                                         5                3%
                                                         6                2%
                                                         7                1%
                                                         8+               0%

   The revised Withdrawal Charge schedule shown here is effective as of the date of this Prospectus for all contracts, including existing contracts.

Transfer Fee (see Note 2 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

CONTRACT MAINTENANCE CHARGE (see Note 3 below)      $30 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                           ---
     TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES              1.40%

Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                   Other Expenses
                                                                                   (after expense
                                                  Management                       reimbursement for            Total Annual
                                                     Fees                          certain Portfolios       Portfolio Expenses
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation Fund            .62%                                .11%                      .73%
       AIM V.I. International Equity Fund            .75%                                .22%                      .97%
       AIM V.I. Value Fund                           .61%                                .15%                      .76%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth Portfolio (Class A)           1.00%                                .05%                     1.05%
       Real Estate Investment Portfolio
        (Class A) (a)                                .49%                                .46%                      .95%
-------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust (b)
Managed by J.P. Morgan
Investment Management Inc.
       Select Equity Portfolio                       .67%                                 .10%                     .77%
       Large Cap Stock Portfolio                     .65%                                 .10%                     .75%
       Small Cap Stock Portfolio                     .85%                                 .19%                    1.04%
       International Equity Portfolio                .79%                                 .31%                    1.10%
       Quality Bond Portfolio                        .54%                                 .10%                     .64%
-------------------------------------------------------------------------------------------------------------------------------

Managed by Lord, Abbett & Co.
       Bond Debenture Portfolio                       .75%                                .10%                     .85%
       Mid-Cap Value Portfolio                       1.00%                                .30%                    1.30%
       Large Cap Research Portfolio                  1.00%                                .30%                    1.30%
       Developing Growth Portfolio                    .90%                                .30%                    1.20%
       Lord Abbett Growth and Income Portfolio (c)    .65%                                .05%                     .70%
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares
Managed by Franklin Advisers, Inc.
       Franklin Small Cap Fund (d)                    .55%                                .27%                     .82%

Managed by Templeton Asset Management Ltd.
       Templeton Developing Markets Securities
       Fund (e)                                      1.25%                                .31%                    1.56%

Managed by Templeton Investment Counsel, Inc.
       Templeton International Securities Fund (f)    .69%                                .19%                     .88%
--------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
Managed by Conning Asset
Management Company
       Money Market Fund                            .125%                                .08%                   .205%
-------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (g)
Managed by Massachusetts Financial Services Company
       MFS Emerging Growth Series                     .75%                                .09%                    .84%
       MFS Research Series                            .75%                                .11%                    .86%
       MFS Growth With Income Series                  .75%                                .13%                    .88%
       MFS High Income Series (h)                     .75%                                .16%                    .91%
       MFS Global Governments Series (h)              .75%                                .16%                    .91%
-------------------------------------------------------------------------------------------------------------------------------

(a) The expenses shown with respect to the Real Estate Investment Portfolio are net of voluntary reimbursements. Expenses have been capped at .95% annually and the adviser to the Fund intends to continue such reimbursements for the foreseeable future. For the year ended December 31, 1999 the expenses for the Real Estate Investment Portfolio, before reimbursement, were: .90% management fees and .82% for other expenses.


(b) Cova reimburses the investment portfolios, except the Select Equity, Small Cap Stock and International Equity Portfolios, for all operating expenses (exclusive of the management fees) in excess of approximately .30% for the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios and in excess of approximately .10% for the other investment portfolios.
Prior to May 1, 1999, Cova had reimbursed expenses in excess of approximately
 .10% with respect to the Select Equity, Small Cap Stock, International Equity, Mid-Cap Value, Large Cap Research and Developing Growth Portfolios. Therefore, the amounts shown above under "Other Expenses" have been restated to reflect the estimated expenses for the Select Equity, Small Cap Stock and International Equity Portfolios for the year ending December 31, 2000. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ended December 31, 1999 were: 1.09% for the Small Cap Stock Portfolio; 1.15% for the International Equity Portfolio; .71% for the Quality Bond Portfolio;
 .76% for the Large Cap Stock Portfolio; .86% for the Bond Debenture Portfolio; 1.41% for the Mid-Cap Value Portfolio; 1.38% for the Large Cap Research Portfolio; and 1.34% for the Developing Growth Portfolio.

(c)   The  Portfolio  commenced investment operations on January 8, 1999.

(d) On 2/8/00, a merger and reorganization was approved that combined the assets of the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Other Expenses 0.27%, and Total Fund Operating Expenses 0.82%.

(e) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 1.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.54%.

(f) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Other Expenses 0.20%, and Total Fund Operating Expenses 0.85%.

(g) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown in the table above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(h)  MFS  has contractually agreed, subject to reimbursement,  to  bear expenses for these series, such that each such series' "Other Expenses" do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for the Global Governments Series and the High Income Series. The payments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment, the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this
arrangement,   and  the  series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS or December 31, 2004. MFS may, in its discretion, terminate this arrangement at an earlier date provided that the arrangement will continue for each series until at least May 1, 2001, unless terminated with the consent of the board of trustees which oversees the series. Absent expense reimbursement for the series, total annual portfolio expenses for the year ended December 31, 1999 were .97% with respect to the High Income Series and 1.05% with respect to the Global Governments Series.

Examples

The examples should not be considered a representation of past or future expenses.
Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

    (a) if you surrender the contract at the end of each time period;
    (b) if you do not surrender the contract or if you apply the contract value to an annuity option.


                                                                               Time Periods

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                                                  1 year              3 years               5 years            10 years
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AIM Variable Insurance Funds
Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation              (a)  $92.59         (a) $114.54
                                                  (b)  $22.59         (b) $ 69.54
       AIM V.I. International Equity              (a)  $95.00         (a) $121.77
                                                  (b)  $25.00         (b) $ 76.77
       AIM V.I. Value                             (a)  $92.90         (a) $115.45
                                                  (b)  $22.90         (b) $ 70.45
-----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth                             (a)   $95.80        (a) $124.17
                                                  (b)   $25.80        (b) $ 79.17
       Real Estate Investment                     (a)   $94.80        (a) $121.17
                                                  (b)   $24.80        (b) $ 76.17
-------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan
Investment Management Inc.
       Select Equity                              (a)  $93.00         (a) $115.75           (a) $147.96         (a) $258.16
                                                  (b)  $23.00         (b) $ 70.75           (b) $120.96         (b) $258.16
       Large Cap Stock                            (a)  $92.80         (a) $115.15           (a) $146.95         (a) $256.13
                                                  (b)  $22.80         (b) $ 70.15           (b) $119.95         (b) $256.13
       Small Cap Stock                            (a)  $95.70         (a) $123.87           (a) $161.49         (a) $285.14
                                                  (b)  $25.70         (b) $ 78.87           (b) $134.49         (b) $285.14
       International Equity                       (a)  $96.30         (a) $125.66           (a) $164.48         (a) $291.02
                                                  (b)  $26.30         (b) $ 80.66           (b) $137.48         (b) $291.02
       Quality Bond                               (a)  $91.69         (a) $111.82           (a) $141.38         (a) $244.89
                                                  (b)  $21.69         (b) $ 66.82           (b) $114.38         (b) $244.89
------------------------------------------------------------------------------------------------------------------------------------

Managed by Lord, Abbett & Co.
       Bond Debenture                             (a)  $93.80         (a) $118.16           (a) $151.99         (a) $266.24
                                                  (b)  $23.80         (b) $ 73.16           (b) $124.99         (b) $266.24
       Mid-Cap Value                              (a)  $98.30         (a) $131.62           (a) $174.35         (a) $310.37
                                                  (b)  $28.30         (b) $ 86.62           (b) $147.35         (b) $310.37
       Large Cap Research                         (a)  $98.30         (a) $131.62           (a) $174.35         (a) $310.37
                                                  (b)  $28.30         (b) $ 86.62           (b) $147.35         (b) $310.37
       Developing Growth                          (a)  $97.30         (a) $128.65           (a) $169.42         (a) $300.75
                                                  (b)  $27.30         (b) $ 83.65           (b) $142.42         (b) $300.75
       Lord Abbett Growth and Income              (a)  $92.29         (a) $113.63           (a) $144.42         (a) $251.04
                                                  (b)  $22.29         (b) $ 68.63           (b) $117.42         (b) $251.04
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust, Class 1 Shares

Managed by Franklin Advisers, Inc
       Franklin Small Cap                         (a)  $93.50         (a)  $117.26
                                                  (b)  $23.50         (b)  $ 72.26

Managed by Templeton Asset Management Ltd.
       Templeton Developing Markets Securities    (a)  $100.89        (a)  $139.31
                                                  (b)  $ 30.89        (b)  $ 94.31

Managed by Templeton Investment Counsel, Inc.
       Templeton International Securities         (a)  $94.10         (a)  $119.07
                                                  (b)  $24.10         (b)  $ 74.07
-----------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
Managed by Conning Asset
Management Company
       Money Market                               (a)  $87.31         (a) $98.54            (a) $119.02         (a) $199.08
                                                  (b)  $17.31         (b) $53.54            (b) $ 92.02         (b) $199.08
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company

       MFS Emerging Growth                        (a)  $93.70         (a)  $117.86
                                                  (b)  $23.70         (b)  $ 72.86
       MFS Global Governments                     (a)  $94.40         (a)  $119.97
                                                  (b)  $24.40         (b)  $ 74.97
       MFS Growth With Income                     (a)  $94.10         (a)  $119.07
                                                  (b)  $24.10         (b)  $ 74.07
       MFS High Income                            (a)  $94.40         (a)  $119.97
                                                  (b)  $24.40         (b)  $ 74.97
       MFS Research                               (a)  $93.90         (a)  $118.46
                                                  (b)  $23.90         (b)  $ 73.46
- ----------------------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table

1. After First Cova has had a purchase payment for 7 years, there is no charge by First Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from First Cova.

2. First Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging or Automatic Rebalancing Programs.

3. During the accumulation phase, First Cova will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, First Cova will charge the contract maintenance charge.

4.   Premium taxes are not reflected. New York does not assess premium taxes.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN APPENDIX A.

THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract offered by First Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case First Cova), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least one year after we issue your contract. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 24 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by First Cova. If you select the fixed account, your money will be placed with the other general assets of First Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying First Cova in writing. You and another person can be named joint owners. We have described more information on this under "Other Information."

ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one year after we issue the contract.

Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 90th birthday. The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from:

  * the fixed account,

  * the investment portfolio(s), or

  * a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

     1) the value of your contract in the investment portfolio(s) on the annuity date,

     2) the 3% assumed investment rate used in the annuity table for the contract, and

     3) the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $2,000 to apply toward a payment and you have not made a purchase payment in 3 years. In that case, First Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $20 a month, First Cova has the right to reduce the frequency of payments so that your annuity payments are at least $20.

Annuity Options

You can choose among income plans. We call them annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to First Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.

PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) the minimum we will accept is $2,000. (Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.) The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.

Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. When you cancel the contract within this time period, First Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.  dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

     On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with
     359.71 accumulation units for the Quality Bond Portfolio.

INVESTMENT OPTIONS

The contract offers 24 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. Copies of these prospectuses will be sent to you with your contract. (See Appendix B which contains a summary of investment objectives and strategies for each investment portfolio.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

First Cova may enter into certain arrangements under which it is reimbursed by the investment portfolios' advisers, distributors and/or affiliates for the administrative services which it provides to the portfolios.

AIM VARIABLE INSURANCE FUNDS

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio.
The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Premier Growth Portfolio (Class A)
   Real Estate Investment Portfolio (Class A)

COVA SERIES TRUST

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory) which is an affiliate of First Cova. Cova Series Trust is a mutual fund with multiple portfolios. Each investment portfolio has a different
investment  objective.   Cova  Advisory  has  engaged  sub-advisers  to  provide
investment advice for the individual investment portfolios. The following investment portfolios are available under the contract:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

  Select Equity Portfolio
  Large Cap Stock Portfolio
  Small Cap Stock Portfolio
  International Equity Portfolio
  Quality Bond Portfolio

Lord, Abbett & Co. is the sub-adviser to the following portfolios:

  Bond Debenture Portfolio
  Mid-Cap Value Portfolio
  Large Cap Research Portfolio
  Developing Growth Portfolio
  Lord Abbett Growth and Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust. Each portfolio has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund, Templeton
Asset Management Ltd, is the investment adviser for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Securities Fund. The following portfolios are available under the contract:

  Franklin Small Cap Fund (the surviving fund of the merger with
     Franklin Small Cap Investments Fund)
  Templeton Developing Markets Securities Fund (formerly, Templeton
     Developing Markets Fund)
  Templeton International Securities Fund (formerly, Templeton
     International Fund)

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

  Money Market Fund

MFS VARIABLE INSURANCE TRUST

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   MFS Emerging Growth Series
   MFS Global Governments Series
   MFS Growth With Income Series
   MFS High Income Series
   MFS Research Series

Transfers

You can transfer money among the fixed account and the investment portfolios.

Telephone Transfers. You can make transfers by telephone. If you own the contract with a joint owner, unless First Cova is instructed otherwise, First Cova will accept instructions from either you or the other owner. First Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If First Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. First Cova tape records all telephone instructions.

Transfers During the Accumulation Phase.

You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3.   Your request for transfer must clearly state how much the transfer is for.

4.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers During the Income Phase.

You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, First Cova does not charge for participating in the Dollar Cost Averaging Program. First Cova will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 to 12 months at the time you buy the contract.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. First Cova may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, First Cova does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, First Cova will sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.

Voting Rights

First Cova is the legal owner of the investment portfolio shares. However, First Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that First Cova owns on its own behalf. Should First Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

First Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each day, First Cova makes a deduction for its insurance charges. First Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

   1) the mortality and expense risk premium, and

   2) the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then First Cova will bear the loss. First Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. First Cova may use any profits we make from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below) is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. First Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, First Cova will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, First Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

First Cova will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. First Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A prorata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. First Cova keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, unless the purchase payment was made more than 7 years ago, the charge is:


              Years Since
                Payment           Charge
                   1                7%
                   2                6%
                   3                5%
                   4                4%
                   5                3%
                   6                2%
                   7                1%
                   8+               0%

The revised Withdrawal Charge schedule shown above is effective as of the date of this Prospectus for all contracts, including existing contracts.

After First Cova has had a purchase payment for 7 years, there is no charge when you withdraw that purchase payment. First Cova does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

     *    10% of purchase payments free.

     * Remaining purchase payments that are over 7 years old and not subject to a withdrawal charge.

     *    Earnings in the contract free.

     * Remaining purchase payments that are less than 7 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract if sufficient, or from the amount withdrawn.

First Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE:  For tax purposes, earnings are considered to come out first.


Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program it will not count in determining the transfer fee.

Income Taxes

First Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

TAXES

NOTE: First Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. First Cova has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under an Individual Retirement Annuity (IRA), your contract is referred to as a non-qualified contract.

If you purchase the contract under an IRA, your contract is referred to as a qualified contract. Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.


An annuity contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing an annuity contract to fund a qualified plan.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1) paid on or after the taxpayer reaches age 59 1/2;

     (2) paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5) paid under an immediate annuity; or

     (6) which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money, then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

    (1) paid on or after you reach age 59 1/2;
    (2) paid after you die;
    (3) paid if you become totally disabled (as that term is defined in the Code);
    (4) paid in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;
    (5) paid for certain allowable medical expenses (as defined in the Code);
    (6) paid on account of an IRS levy upon the qualified contract;
    (7) paid from an IRA for medical insurance (as defined in the Code);
    (8) paid from an IRA for qualified higher education expenses; or
    (9) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

We have provided a more complete discussion in the Statement of Additional Information.



Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. First Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not First Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, First Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

ACCESS TO YOUR MONEY

You can have access to the money in your  contract:

   (1) by making a  withdrawal (either a partial or a complete withdrawal);

   (2) by electing to receive annuity payments;  or

   (3) when a death benefit is paid to your beneficiary.

You can only make withdrawals during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value. The withdrawal value is the value of the contract on the day you made the withdrawal:

  * less any applicable withdrawal charge,

  * less any  premium  tax, and

  * less any  contract maintenance charge.

(See "Expenses" for a discussion of the charges.)

Unless you instruct First Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500 or if smaller, the remaining withdrawal value. First Cova requires that after a partial withdrawal is made you keep at least $500 in your contract.

When you make a withdrawal, the amount of the death benefit is reduced. See "Death Benefits."

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

Systematic Withdrawal Program

The Systematic Withdrawal Program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be deducted for these payments. First Cova does not have any charge for this program. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

Income taxes and tax penalties may apply to Systematic Withdrawals.

Suspension of Payments or Transfers

First Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or First Cova cannot reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

First Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

PERFORMANCE

First Cova periodically advertises performance of the various investment portfolios. First Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charges, and withdrawal charges.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

First Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix C contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.

DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, First Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. The surviving joint owner will be treated as the beneficiary.

For contracts purchased on or after May 1, 2000, your death benefit is the Annual Step-Up Option. If you bought your contract before May 1, 2000, you received the Seven Year Step-Up Option. On your next contract anniversary after May 1, 2000, you can elect the Annual Step-Up Option. If you do not make an election on such contract anniversary, your death benefit will remain the Seven Year Step-Up Option. Note: If you reached age 80 prior to making an election, you are not affected by the changes to the death benefit and you need not make an election. This means that the Seven Year Step-Up Option will remain as your death benefit

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

ANNUAL STEP-UP OPTION FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2000

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

Example:

Assumed facts for example:

$10,000 current GACV

$8,000 contract value

$5,000 total purchase payments, less any prior withdrawals and associated withdrawal charges

$2,100 partial withdrawal ($2,000 withdrawal + $100 withdrawal charge)

New GACV = $10,000 - [($2,100/$8,000) X $10,000]

which results in the current GACV of $10,000 being reduced by $2,625

The new GACV is $7,375.

The contract value immediately after the withdrawal is $5,900, which is $8,000 less the $2,000 withdrawal and the $100 withdrawal charge.

The death benefit immediately after the withdrawal is the greatest of purchase payments less withdrawals and withdrawal charges ($5,000 minus $2,100) or the contract value ($5,900) or the GACV ($7,375).

The death benefit is therefore $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

ANNUAL STEP-UP OPTION FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2000

Prior to you or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day First Cova receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as described in your contract under the
Seven Year Step-Up Option. The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under the Annual Step-Up Option explains the effect of a withdrawal on the GACV under this death benefit option.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day First Cova receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as described in your contract under the Seven Year Step-Up Option. The GACV is then evaluated at each subsequent contract anniversary on or before your or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under the Annual Step-Up Option explains the effect of a withdrawal on the GACV under this death benefit option.

SEVEN YEAR STEP-UP OPTION FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2000


The amount of the death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent seven year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals.)

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid;  or

3. The value of your contract on the most recent seven year anniversary on or before you or your joint owner reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date First Cova receives proof of death. If First Cova does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

OTHER INFORMATION

First Cova Life Insurance Company (First Cova) was organized under the laws of the State of New York on December 31, 1992. First Cova is a wholly-owned subsidiary of Cova Financial Services Life Insurance Company (Cova Life), a Missouri insurance company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Cova which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of Cova Financial Services Life Insurance Company (Cova Life), the parent company of First Cova. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your contract.


First Cova is  licensed  to do business only in the state of New York.



The Separate Account

First Cova has established a separate account, First Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of First Cova adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in First Cova's name on behalf of the Separate Account and legally belong to First Cova. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business First Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First Cova may issue.

Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of First Cova.


Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid a commission of up to 3.5% of purchase payments and an expense allowance of up to 1.25% of purchase payments and up to .25% of the contract value. Alternatively, the broker-dealers will be paid a commission of up to 3.5% of purchase payments and an expense allowance of up to 2.75% of purchase payments.

If the contract is annuitized, the broker-dealers will be paid a commission ranging from 1% to 4% of contract value depending on the terms of the annuity option chosen by the contract owner.


Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. First Cova will not be bound by the assignment until it receives the written notice of the assignment. First Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The financial statements of First Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information

     Company
     Experts
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements


APPENDIX A
Condensed Financial Information
Accumulation Unit Value History

The following schedule includes accumulation unit values for the period indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.


                                           Year or Period      Year or Period       Year or Period
                                             Ended 12/31/99    Ended 12/31/98        Ended 12/31/97
---------------------------------------------------------------------------------------------------
Cova Series Trust
Managed by J.P. Morgan
Investment Management Inc.
Select Equity Sub-Account
     Beginning of Period                       $16.99          $14.05                 $11.76
     End of Period                              18.38           16.99                  14.05
     Number of Accum. Units Outstanding         8,820           5,207                  1,321
Small Cap Stock Sub-Account
     Beginning of Period                       $12.58          $13.49                 $10.92
     End of Period                              17.93           12.58                  13.49
     Number of Accum. Units Outstanding         4,804           2,679                    530
International Equity Sub-Account
     Beginning of Period                       $12.89          $11.46                 $11.14
     End of Period                              16.34           12.89                  11.46
     Number of Accum. Units Outstanding        12,265           6,954                  3,836
Quality Bond Sub-Account
     Beginning of Period                       $11.91          $11.16                 $10.45
     End of Period                              11.57           11.91                  11.16
     Number of Accum. Units Outstanding         5,664           5,759                  2,068
Large Cap Stock Sub-Account
     Beginning of Period                       $19.43          $14.89                 $12.40
     End of Period                              22.55           19.43                  14.89
     Number of Accum. Units Outstanding        13,610           6,695                  2,807
-------------------------------------------------------------------------------------------------------------------
Managed by Lord, Abbett & Co.
Bond Debenture Sub-Account
     Beginning of Period                       $13.50          $12.88                 $11.74
     End of Period                              13.77           13.50                  12.88
     Number of Accum. Units Outstanding        17,199          11,913                  8,928
-------------------------------------------------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                       $10.44          $11.05                  N/A
     End of Period                              10.88           10.44
     Number of Accum. Units Outstanding         5,899           1,487
-------------------------------------------------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                       $11.83          $10.95                  N/A
     End of Period                              14.64           11.83
     Number of Accum. Units Outstanding         7,259           2,713
-------------------------------------------------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                       $11.07          $10.19                  N/A
     End of Period                              14.45           11.07
     Number of Accum. Units Outstanding         3,257             167
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Sub-Account
      Beginning of Period                      $35.90              N/A                  N/A
      End of Period                             39.46
      Number of Accum. Units Outstanding       14,640
-------------------------------------------------------------------------------------------------------------------
General American Capital Company
Money Market Sub-Account
     Beginning of Period                       $11.11          $11.11                  N/A
     End of Period                              11.56           11.11
     Number of Accum. Units Outstanding             9           2,161

-------------------------------------------------------------------------------------------------------------------

* The accumulation unit values shown above for the beginning of the period reflect the date these accumulation units first invested in the Cova Series Trust investment portfolios as follows: Select Equity (3/11/97), Small Cap Stock (3/17/97), International Equity (3/11/97), Quality Bond (5/15/97), Large Cap Stock (3/11/97), Bond Debenture (5/15/97), Mid-Cap Value (3/4/98), Large Cap Research (3/3/98) and Developing Growth (11/23/98). The General American Capital Company Money Market Sub-Account commenced investment operations on December 28, 1998. There are no accumulation unit values shown for certain investment portfolios, because they were not available with your contract until the date of this prospectus.


                                 APPENDIX B

                    PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS:

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio.
The following portfolios are available under the contract:

     AIM V.I. CAPITAL APPRECIATION FUND

Investment Objective: The Fund's investment objective is growth of capital through investment in common stocks, with emphasis on medium- and small-sized companies. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. INTERNATIONAL EQUITY FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

     AIM V.I. VALUE FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PREMIER GROWTH PORTFOLIO (Class A)

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

     REAL ESTATE INVESTMENT PORTFOLIO (Class A)

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

COVA SERIES TRUST: Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of First Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

PORTFOLIOS MANAGED BY J. P. MORGAN INVESTMENT MANAGEMENT INC.:

     INTERNATIONAL EQUITY PORTFOLIO

Investment Objective: The International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

     LARGE CAP STOCK PORTFOLIO

Investment Objective: The Large Cap Stock Portfolio seeks to provide long-term growth of capital and income.

     QUALITY BOND PORTFOLIO

Investment Objective: The Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

     SELECT EQUITY PORTFOLIO

Investment Objective: The Select Equity Portfolio seeks to provide long-term growth of capital and income.

     SMALL CAP STOCK PORTFOLIO

Investment Objective: The Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

PORTFOLIOS MANAGED BY LORD, ABBETT & CO.:

     BOND DEBENTURE PORTFOLIO

Investment Objective: The Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

     DEVELOPING GROWTH PORTFOLIO

Investment Objective: The Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

     LARGE CAP RESEARCH PORTFOLIO

Investment Objective: The Large Cap Research Portfolio seeks growth of capital and growth of income consistent with reasonable risk.

     LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

     MID-CAP VALUE PORTFOLIO

Investment Objective: The Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES:

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Effective May 1, 2000 the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust. Each portfolio has two classes of shares:
Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund, Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Securities Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following portfolios are available under the contract:

     FRANKLIN SMALL CAP FUND (the surviving fund of the merger with Franklin Small Cap Investments Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies.

     TEMPLETON INTERNATIONAL SECURITIES FUND (formerly, Templeton International
          Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including in emerging markets.

     TEMPLETON   DEVELOPING   MARKETS   SECURITIES  FUND  (formerly,   Templeton
     Developing Markets Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that derive revenue from goods or services produced, or that have their principal activities or assets in, emerging market countries.


GENERAL AMERICAN CAPITAL COMPANY
General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

     MONEY MARKET FUND

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.


MFS VARIABLE INSURANCE TRUST:
MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

     MFS EMERGING GROWTH SERIES

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.


     MFS GLOBAL GOVERNMENTS SERIES

Investment Objective: The Series' investment objective is to provide income and capital appreciation. The Series invests primarily in U.S. and foreign government securities.

     MFS GROWTH WITH INCOME SERIES

Investment Objective: The Series' investment objective is to provide reasonable current income and long-term growth of capital and income. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities.

     MFS HIGH INCOME SERIES

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

     MFS RESEARCH SERIES

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.


APPENDIX C
PERFORMANCE INFORMATION

FUTURE  PERFORMANCE  WILL  VARY  AND  THE  RESULTS  SHOWN  ARE  NOT  NECESSARILY
REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended December 31, 1999. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 1999 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

J.P. Morgan Investment Management Inc. is the sub-adviser for the following portfolios of Cova Series Trust: Select Equity, Small Cap Stock, International
Equity, Quality Bond and Large Cap Stock. Lord, Abbett & Co. is the sub-adviser for the following Portfolios of Cova Series Trust: Bond Debenture, Mid-Cap
Value, Large Cap Research and Developing Growth. All of these portfolios began operations before December 31, 1999. As a result, performance information is available for the accumulation unit values investing in these portfolios.

* Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The withdrawal charge rate has been revised as of the date of this Prospectus. The performance information shown in Column A below reflects the previous withdrawal charge rate.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The total return figures are not annualized if the sub-account was in existence for less than one year.


Part 1 Cova Series Trust
Average Annual Total Return for the period ended 12/31/99:
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                                  (reflects all charges                   (reflects insurance
                                                                     and portfolio                            charges and
                                                                       expenses)                           portfolio expenses)
                                      Separate Account
                                      Inception Date                            since                                   since
Portfolio                             in Portfolio                  1 yr      inception                     1 yr      inception
------------------------------------------------------------------------------------------------------------------------------------
   Select Equity                       3/11/97                       1.82%      15.90%                       8.22%      17.24%
   Small Cap Stock                     3/17/97                      36.07%      18.12%                      42.52%      19.43%
   International Equity                3/11/97                      20.30%      13.20%                      26.73%      14.59%
   Quality Bond                        5/15/97                      -9.31%       2.20%                      -2.92%       3.95%
   Large Cap Stock                     3/11/97                       9.64%      22.51%                      16.06%      23.74%
   Bond Debenture                      5/15/97                      -4.41%       4.59%                       1.99%       6.24%
   Mid-Cap Value                       3/04/98                      -2.21%      -4.50%                       4.19%      -0.87%
   Large Cap Research                  3/03/98                      17.34%      14.00%                      23.76%      17.18%
   Developing Growth                  11/23/98                      24.15%      31.52%                      30.58%      37.18%
   Lord Abbett Growth and Income       1/08/99                        NA         2.78%                         NA        9.89%
------------------------------------------------------------------------------------------------------------------------------------


PART 1 General American Capital Company Money Market Fund
Average Annual Total Return for the period ended 12/31/99:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                                  (reflects all charges                    (reflects insurance
                                                                      and portfolio                            charges and
                                                                       expenses)                           portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                1 yr        since                       1 yr        since
Portfolio                             in Portfolio                            inception                               inception
-----------------------------------------------------------------------------------------------------------------------------------
Money Market                          12/28/98                       -2.36%      -2.31%                       4.04%       4.04%



PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The withdrawal charge reflected is the revised charge which takes effect as of the date of this Prospectus.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.


Total Return for the periods ended 12/31/99
- ----------------------------------------------------------------------------------------------------------------------------------

                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
   AIM V.I. Capital
     Appreciation         5/5/93          44.61%    25.59%    22.33%    36.20%    22.29%   20.69%     42.60%    24.19%    20.93%
   AIM V.I.
     International Equity 5/5/93          55.04%    21.93%    18.82%    46.49%    18.63%   17.18%     52.89%    20.53%    17.42%
   AIM V.I. Value         5/5/93          29.90%    27.23%    23.07%    21.69%    23.93%   21.43%     28.09%    25.83%    21.67%
- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
   Premier Growth
      (Class A)           6/26/92         32.32%   36.03%     26.31%    24.08%    32.73%   24.81%     30.48%    34.63%    24.91%
   Real Estate
     Investment
      (Class A)          1/9/97          -5.11%     N/A      -1.79%   -12.83%      N/A    -4.83%     -6.43%      N/A     -3.19%
- ----------------------------------------------------------------------------------------------------------------------------------

Part 2 Cova Series Trust
Average Annual Total Return for the period ended 12/31/99:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                             (reflects all charges         (reflects insurance
                                               Fund Performance                 and portfolio                 charges and
                                                   Column A                       expenses)                portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                          Portfolio
                          Inception                        since                        since                           since
Portfolio                 Date              1 yr          inception        1 yr        inception        1 yr           inception
------------------------------------------------------------------------------------------------------------------------------------

   Select Equity           5/1/96            9.71%         19.44%           1.82%         16.70%         8.22%         17.79%
   Small Cap Stock         5/1/96           44.56%         17.30%          36.07%         14.58%        42.52%         15.67%
   International Equity    5/1/96           28.52%         15.26%          20.30%         12.56%        26.73%         13.65%
   Quality Bond            5/1/96           -1.54%          5.79%          -9.31%          3.25%        -2.92%          4.34%
   Large Cap Stock         5/1/96           17.64%         26.52%           9.64%         23.71%        16.06%         24.80%
   Bond Debenture          5/1/96            3.40%         10.32%          -4.41%          7.72%         1.99%          8.81%
   Mid-Cap Value           8/20/97           5.71%          4.95%          -2.21%          1.58%         4.19%          3.61%
   Large Cap Research      8/20/97          25.54%         18.96%          17.34%         15.45%        23.76%         17.48%
   Developing Growth       8/20/97          32.47%         18.35%          24.15%         14.83%        30.58%         16.86%
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares


  Templeton Developing
     Markets Securities
     Fund (1)                3/4/96     53.84%      N/A      -5.30%   46.04%      N/A     -7.75%     52.44%     N/A      -6.70%
  Templeton
     International
     Securities Fund (2)     5/1/92     23.61%     17.21%    15.36%   15.81%     13.91%   13.86%     22.21%    15.81%    13.96%
  Franklin Small Cap
     Fund (3)               11/1/95     96.94%      N/A      30.41%   89.14%      N/A     28.26%     95.54%     N/A      29.01%
------------------------------------------------------------------------------------------------------------------------------------

(1) Previously, the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.

(2) Previously, the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

(3) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance and inception date of the Franklin Small Cap Fund.

Part 2 General American Capital Company Money Market Fund
Average Annual Total Return for the period ended 12/31/99:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance
                                                                                 Column B                         Column C
                                                                            (reflects all charges             (reflects insurance
                                                Fund Performance               and portfolio                     charges and
                                                   Column A                      expenses)                     portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                          Portfolio
                          Inception
Portfolio                 Date            1 yr      5 yrs   10 yrs       1 yr      5 yrs    10 yrs       1 yr      5 yrs   10 yrs
------------------------------------------------------------------------------------------------------------------------------------
    Money Market          10/1/87          5.20%     5.60%   5.35%      -2.36%     2.30%     3.85%      4.04%       4.20%    3.95%
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
   MFS Emerging
     Growth               7/24/95         76.71%     N/A      36.44%     67.86%    N/A     34.33%      74.26%     N/A     35.04%
   MFS Global
     Governments          6/14/94         -2.50%     4.36%     4.07%    -10.25%    1.06%    2.24%      -3.85%    2.96%     2.67%
   MFS Growth
     With Income          10/9/95          6.69%     N/A      21.12%     -1.19%    N/A     18.98%       5.21%     N/A     19.72%
   MFS High Income        7/26/95          6.44%     N/A       8.24%     -1.43%    N/A      6.12%       4.97%     N/A      6.84%
   MFS Research           7/26/95         24.05%     N/A      22.86%     15.92%    N/A     20.74%      22.32%     N/A     21.46%

- ---------------------------------------------------------------------------------------------------------------------------------





------------------------
------------------------
------------------------


                                  First Cova Life
                                     Insurance Company
                                  Attn: Variable Products
                                  120 Broadway, 10th Floor
                                  New York, New York 10271

Please send me, at no charge, the Statement of Additional Information dated May 1, 2000, for The Annuity Contract issued by First Cova.


         (Please print or type and fill in all information)


------------------------------------------------------------------------
Name

------------------------------------------------------------------------
Address

------------------------------------------------------------------------
City                                   State            Zip Code

CNY-1090 (5/00)                                      FIRST COVA VA



                               PART A - VERSION B

                                                                       The Fixed
                                                            And Variable Annuity

                                                                       issued by

                                         FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
                                                                             and

                                                                 FIRST COVA LIFE
                                                               INSURANCE COMPANY


This prospectus describes the Fixed and Variable Annuity Contract offered by First Cova Life Insurance Company (First Cova).



The annuity contract has 42 investment choices - a fixed account which offers an interest rate which is guaranteed by First Cova, and 41 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.


AIM Variable Insurance Funds:

     Managed by A I M Advisors, Inc.
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund


Alliance Variable Products Series Fund, Inc.:

     Managed by Alliance Capital
     Management L.P.
         Premier Growth Portfolio (Class A)
         Real Estate Investment Portfolio (Class A)


Cova Series Trust:

     Managed by J.P. Morgan
     Investment Management Inc.
         International Equity Portfolio
         Large Cap Stock Portfolio
         Quality Bond Portfolio
         Select Equity Portfolio
         Small Cap Stock Portfolio

     Managed by Lord, Abbett & Co.
         Bond Debenture Portfolio
         Developing Growth Portfolio
         Large Cap Research Portfolio
         Lord Abbett Growth and Income Portfolio
         Mid-Cap Value Portfolio

Franklin Templeton Variable Insurance Products Trust*, Class 1 Shares:
     Managed by Franklin Mutual Advisers, LLC
         Mutual Shares Securities Fund (the surviving fund of the merger with Mutual Shares Investments Fund)

     Managed by Templeton Asset Management Ltd.
         Templeton Developing Markets Securities Fund (formerly,
         Templeton Developing Markets Fund)

     Managed by Templeton Investment Counsel, Inc.
         Templeton International Securities Fund (formerly, Templeton International Fund)

*Effective May 1, 2000, the portfolios of the Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust.

General American Capital Company:

     Managed by Conning Asset
     Management Company
         Money Market Fund


Goldman Sachs Variable Insurance Trust ("VIT"):

     Managed by Goldman Sachs
     Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co.
         Goldman Sachs VIT Growth and Income Fund

     Managed by Goldman Sachs
     Asset Management International
         Goldman Sachs VIT Global Income Fund
         Goldman Sachs VIT International Equity Fund


Kemper Variable Series:

     Managed by Scudder Kemper
     Investments, Inc.
         Kemper Government Securities Portfolio
         Kemper Small Cap Growth Portfolio
         Kemper Small Cap Value Portfolio


Liberty Variable Investment Trust:

     Managed by Newport Fund
     Management Inc.
         Newport Tiger Fund, Variable Series


MFS Variable Insurance Trust:

     Managed by Massachusetts
     Financial Services Company
         MFS Emerging Growth Series
         MFS Global Governments Series
         MFS Growth With Income Series
         MFS High Income Series
         MFS Research Series


Oppenheimer Variable Account Funds:

     Managed by OppenheimerFunds, Inc.
         Oppenheimer Bond Fund/VA
         Oppenheimer Capital Appreciation Fund/VA
         Oppenheimer High Income Fund/VA
         Oppenheimer Main Street Growth & Income Fund/VA
         Oppenheimer Strategic Bond Fund/VA


Putnam Variable Trust:

     Managed by Putnam Investment
     Management, Inc.
         Putnam VT Growth and Income Fund - Class IA Shares
         Putnam VT International Growth Fund - Class IA Shares
         Putnam VT International New
           Opportunities Fund - Class IA Shares
         Putnam VT New Value Fund - Class IA Shares
         Putnam VT Vista Fund - Class IA Shares


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First Cova Fixed and Variable Annuity Contract.

To learn more about the First Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.


The Contracts:

* are not bank deposits
* are not federally insured
* are not endorsed by any bank or government agency
* are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


May 1, 2000


TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS

  SUMMARY

  Fee Table

  Examples

  THE ANNUITY CONTRACT

  ANNUITY PAYMENTS (THE INCOME PHASE)

     Annuity Date
     Annuity Payments
     Annuity Options

  PURCHASE
     Purchase Payments
     Allocation of Purchase Payments
     Accumulation Units

  INVESTMENT OPTIONS
     AIM Variable Insurance Funds
     Alliance Variable Products Series Fund, Inc.
     Cova Series Trust
     Franklin Templeton Variable Insurance Products Trust
     General American Capital Company
     Goldman Sachs Variable Insurance Trust
     Kemper Variable Series
     Liberty Variable Investment Trust
     MFS Variable Insurance Trust
     Oppenheimer Variable Account Funds
     Putnam Variable Trust
     Transfers
     Dollar Cost Averaging Program
     Automatic Rebalancing Program
     Voting Rights
     Substitution

  EXPENSES
     Insurance Charges
     Contract Maintenance Charge
     Withdrawal Charge
     Transfer Fee
     Income Taxes
     Investment Portfolio Expenses

  TAXES
     Annuity Contracts in General
     Qualified and Non-Qualified Contracts
     Withdrawals - Non-Qualified Contracts
     Withdrawals - Qualified Contracts
     Diversification

  ACCESS TO YOUR MONEY
     Systematic Withdrawal Program
     Suspension of Payments or Transfers

  PERFORMANCE

  DEATH BENEFIT
     Upon Your Death
     Death of Annuitant

  OTHER INFORMATION
      First Cova
      The Separate Account
      Distributor
      Ownership
      Beneficiary
      Assignment
      Financial Statements

 TABLE OF CONTENTS OF THE STATEMENT OF
 ADDITIONAL INFORMATION

 APPENDIX A
 Condensed Financial Information

 APPENDIX B
 Participating Investment Portfolios

 APPENDIX C
 Performance Information


INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                           Page

 Accumulation Phase
 Accumulation Unit
 Annuitant
 Annuity Date
 Annuity Options
 Annuity Payments
 Annuity Unit
 Beneficiary
 Fixed Account
 Income Phase
 Investment Portfolios
 Joint Owner
 Non-Qualified
 Owner
 Purchase Payment
 Qualified
 Tax Deferral


SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.

THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by First Cova is a contract between you, the owner, and First Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 41 investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, First Cova. This interest rate is set once each year. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by First Cova.

You can put money into any or all of the investment portfolios and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.


EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

     * Each year First Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, First Cova currently waives this charge if the value of your contract is at least $50,000.

     * First Cova also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

     * If you take your money out, First Cova may assess a withdrawal charge of up to 7% of the purchase payment withdrawn. After First Cova has had a purchase payment for seven years, there is no charge by First Cova for a withdrawal of that purchase payment.

     * The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

     * There are also investment charges which range from ____% to ____% of the average daily value of the investment portfolio depending upon the investment portfolio.

TAXES:

Your earnings are not taxed until you take them out. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from First Cova. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, First Cova will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it we will send you whatever your contract is worth on the day we receive your request (this may be more or less than your original payment) without assessing a withdrawal charge. If you have purchased the contract as an Individual Retirement Annuity (IRA), you will receive back your purchase payment. (Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.)

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

* You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

* You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

* First Cova will automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

These features may not be suitable for your particular situation.

INQUIRIES:

If you need more information about buying a contract, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661

If you have any other questions, please contact us at our Home Office:

120 Broadway, 10th Floor
New York, NY 10271
(800) 469-4545
(212) 766-0012

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. Expenses of the investment portfolios are not fixed or specified under the terms of the contract and actual expenses may vary.

OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of               Years Since
purchase payments) (see Note 1 below)                 Payment           Charge
                                                         1                7%
                                                         2                6%
                                                         3                5%
                                                         4                4%
                                                         5                3%
                                                         6                2%
                                                         7                1%
                                                         8+               0%

Transfer Fee (see Note 2 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

CONTRACT MAINTENANCE CHARGE (see Note 3 below)      $30 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                           ---
     TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES              1.40%

Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
- ----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
Managed by A I M Advisors, Inc.
       A I M V.I. Capital Appreciation Fund                           .62%                    .11%                    .73%
       A I M V.I. International Equity Fund                           .75%                    .22%                    .97%
       A I M V.I. Value Fund                                          .61%                    .15%                    .76%
- ----------------------------------------------------------------------------------------------------------------------------------

                                                                               Other Expenses after        Total Annual Portfolio
                                                                              (expense reimbursement       Expenses (after expense
                                                            Management            for Real Estate          reimbursement for Real
                                                               Fees            Investment Portfolio)    Estate Investment Portfolio)
- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth Portfolio (Class A)                     1.00%                     .05%                        1.05%
       Real Estate Investment Portfolio (Class A)*             .49%                     .46%                         .95%
- ----------------------------------------------------------------------------------------------------------------------------------

* The expenses shown with respect to the Real Estate Investment Portfolio are net of voluntary reimbursements. Expenses have been capped at .95% annually and the adviser to the Fund intends to continue such reimbursements for the foreseeable future. For the year ended December 31, 1999, the expenses for the Real Estate Investment Portfolio, before reimbursement, were: .90% management fees and .82% for other expenses.


                                                                                                                 Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management          reimbursement for        reimbursement for
                                                                      Fees           certain Portfolios)(1)  certain Portfolios)(1)
- ----------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.

       International Equity Portfolio                                 .79%                    .31%                   1.10%
       Large Cap Stock Portfolio                                      .65%                    .10%                    .75%
       Quality Bond Portfolio                                         .54%                    .10%                    .64%
       Select Equity Portfolio                                        .67%                    .10%                    .77%
       Small Cap Stock Portfolio                                      .85%                    .19%                   1.04%

Managed by Lord, Abbett &Co.
       Bond Debenture Portfolio                                       .75%                    .10%                    .85%
       Developing Growth Portfolio                                    .90%                    .30%                   1.20%
       Large Cap Research Portfolio                                  1.00%                    .30%                   1.30%
       Lord Abbett Growth and Income Portfolio(2)                     .65%                    .05%                    .70%
       Mid-Cap Value Portfolio                                       1.00%                    .30%                   1.30%
- ----------------------------------------------------------------------------------------------------------------------------------

(1) Cova reimburses the investment portfolios, except the Select Equity, Small Cap Stock and International Equity Portfolios, for all operating expenses (exclusive of the management fees) in excess of approximately .30% for the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios and in excess of approximately .10% for the other investment portfolios.
Prior to May 1, 1999, Cova had reimbursed expenses in excess of approximately
 .10% with respect to the Select Equity, Small Cap Stock, International Equity, Mid-Cap Value, Large Cap Research and Developing Growth Portfolios. Therefore, the amounts shown above under "Other Expenses" have been restated to reflect the estimated expenses for the Select Equity, Small Cap Stock and International Equity Portfolios for the year ending December 31, 2000. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ended December 31, 1999 were: 1.09% for the Small Cap Stock Portfolio; 1.15% for the International Equity Portfolio; .71% for the Quality Bond Portfolio; .76% for the Large Cap Stock Portfolio; .86% for the Bond Debenture Portfolio; 1.41% for the Mid-Cap Value Portfolio; 1.38% for the Large Cap Research Portfolio; and 1.34% for the Developing Growth Portfolio.

(2) The Portfolio commenced investment operations on January 8, 1999.


                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management           reimbursement for       reimbursement for
                                                                      Fees               one Portfolio)          one Portfolio)
- ----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust, Class 1 Shares

Managed by Franklin Mutual Advisers, LLC
  Mutual Shares Securities Fund(*)                                   .60%                    .19%                     .79%

Managed by Templeton Asset Management Ltd.
       Templeton Developing Markets
       Securities Fund (**)                                         1.25%                    .31%                    1.56%

Managed by Templeton Investment Counsel, Inc.
       Templeton International Securities
       Fund (***)                                                    .69%                    .19%                     .88%
- ----------------------------------------------------------------------------------------------------------------------------------

* On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.60%, Other Expenses 0.19%, and Total Fund Operating Expenses 0.79%.

** On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Developing Markets Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 1.25%, Other Expenses 0.29%, and Total Fund Operating Expenses 1.54%.

*** On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective 5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Other Expenses 0.20%, and Total Fund Operating Expenses 0.85%.



                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
- ----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company
       Money Market Fund                                              .125%                   .08%                    .205%
- ----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                   Management            (after expense          (after expense
                                                                      Fees               reimbursement)*         reimbursement)*
- ----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management
       Goldman Sachs VIT Growth and Income Fund                       .75%                    .25%                   1.00%

Managed by Goldman Sachs Asset Management International
       Goldman Sachs VIT Global Income Fund                           .90%                    .25%                   1.15%
       Goldman Sachs VIT International Equity Fund                   1.00%                    .35%                   1.35%
- ----------------------------------------------------------------------------------------------------------------------------------

* The investment advisers to the Goldman Sachs VIT Growth and Income,  International
Equity  and  Global  Income  Funds  have  voluntarily  agreed to reduce or limit certain  "Other  Expenses"  of such Funds  (excluding  management  fees,  taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such  expenses  exceed  0.25%,  0.35% and 0.25% per annum of such  Funds'  average  daily net  assets,  respectively.  The expenses shown include this reimbursement. If not included, the "Other Expenses" and
"Total Annual  Portfolio  Expenses" for the Goldman Sachs VIT Growth and Income,
International Equity and Global Income Funds would be .47% and 1.22%, .77% and
1.77% and 1.78% and 2.68%,  respectively.  The reductions or limitations  may be discontinued or modified by the investment  advisers in their  discretion at any time.  The Fund's expenses shown in the fee table are based on estimated expenses for the fiscal year ending December 31, 2000.


                                                                                                                  Total Annual
                                                                                    Other Expenses             Portfolio Expenses
                                                                                    (after expense               (after expense
                                                               Management          reimbursement for            reimbursement for
                                                                  Fees        Small Cap Value Portfolio)  Small Cap Value Portfolio)
- ----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.
       Kemper Government Securities Portfolio                     .55%                   .08%                         .63%
       Kemper Small Cap Growth Portfolio                          .65%                   .06%                         .71%
       Kemper Small Cap Value Portfolio                           .75%                   .09%*                        .84%
- ----------------------------------------------------------------------------------------------------------------------------------

* Pursuant to its agreement with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing May 1, 2000, to limit their respective fees and to reimburse other operating expenses to the extent necessary to limit total operating expenses of the Kemper Small Cap Value Portfolio to .84%. The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were at or lower than these expense limits, after the benefit of any custodial credits.


                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
- ----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Managed by Newport Fund Management Inc.
       Newport Tiger Fund, Variable Series                            .90%                    .31%                   1.21%
- ----------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management             reimbursement           reimbursement
                                                                      Fees             for certain Series)     for certain Series)
- ----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (1)
Managed by Massachusetts Financial Services Company
       MFS Emerging Growth Series                                     .75%                    .09%                    .84%
       MFS Global Governments Series (2)                              .75%                    .16%                    .91%
       MFS Growth With Income Series                                  .75%                    .13%                    .88%
       MFS High Income Series (2)                                     .75%                    .16%                    .91%
       MFS Research Series                                            .75%                    .11%                    .86%
- ----------------------------------------------------------------------------------------------------------------------------------

(1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(2) MFS has contractually agreed to bear expenses for these series, subject to reimbursement by these series, such that each series' "Other Expenses" do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. Absent the expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 1999, would have been 1.05% for the MFS Global Governments Series and .97% for the High Income Series. The payments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment, the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS or December 31, 2004. MFS may, in its discretion, terminate this arrangement at an earlier date provided that the arrangement will continue for each series until at least May 1, 2001, unless terminated with the consent of the board of trustees which oversees the series.

                                                                                                                  Total Annual
                                                                 Management Fees         Other Expenses        Portfolio Expenses
- ----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.
       Oppenheimer Bond Fund/VA                                       .72%                    .01%                    .73%
       Oppenheimer Capital Appreciation Fund/VA                       .68%                    .02%                    .70%
       Oppenheimer High Income Fund/VA                                .74%                    .01%                    .75%
       Oppenheimer Main Street Growth & Income Fund/VA                .73%                    .05%                    .78%
       Oppenheimer Strategic Bond Fund/VA                             .74%                    .04%                    .78%
- ----------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  Total Annual
                                                                                         Other Expenses        Portfolio Expenses
                                                                                         (after expense          (after expense
                                                                   Management           reimbursement for       reimbursement for
                                                                      Fees               one Portfolio)          one Portfolio)
- ----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
Managed by Putnam Investment Management, Inc.
       Putnam VT Growth and Income Fund - Class IA Shares                  .46%                    .04%                    .50%
       Putnam VT International Growth Fund - Class IA Shares               .80%                    .22%                   1.02%
       Putnam VT International New Opportunities Fund - Class IA Shares   1.08%                    .33%                   1.41%
       Putnam VT New Value Fund - Class IA Shares                          .70%                    .10%                    .80%
       Putnam VT Vista Fund - Class IA Shares                              .65%                    .10%                    .75%
- ----------------------------------------------------------------------------------------------------------------------------------



Examples

The examples should not be considered a representation of past or future expenses.
Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

    (a) if you surrender the contract at the end of each time period;
    (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                               Time Periods

------------------------------------------------------------------------------------------------------------------------------------
                                                  1 year              3 years               5 years            10 years
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation                               (a)  $92.59      (a) $114.54
                                                                   (b)  $22.59      (b) $ 69.54
       AIM V.I. International Equity                               (a)  $95.00      (a) $121.77
                                                                   (b)  $25.00      (b) $ 76.77
       AIM V.I. Value                                              (a)  $92.90      (a) $115.45
                                                                   (b)  $22.90      (b) $ 70.45
- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.
       Premier Growth (Class A)                                    (a)   $95.80     (a) $124.17       (a)  $161.99      (a) $286.12
                                                                   (b)   $25.80     (b) $ 79.17       (b)  $134.99      (b) $286.12
       Real Estate Investment (Class A)                            (a)   $94.80     (a) $121.17       (a)  $157.00      (a) $276.23
                                                                   (b)   $24.80     (b) $ 76.17       (b)  $130.00      (b) $276.23
- ----------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan Investment Management Inc.
       International Equity                                        (a)  $96.30      (a) $125.66       (a)  $164.48      (a) $291.02
                                                                   (b)  $26.30      (b) $ 80.66       (b)  $137.48      (b) $291.02
       Large Cap Stock                                             (a)  $92.80      (a) $115.15       (a)  $146.95      (a) $256.13
                                                                   (b)  $22.80      (b) $ 70.15       (b)  $119.95      (b) $256.13
       Quality Bond                                                (a)  $91.69      (a) $111.82       (a)  $141.38      (a) $244.89
                                                                   (b)  $21.69      (b) $ 66.82       (b)  $114.38      (b) $244.89
       Select Equity                                               (a)  $93.00      (a) $115.75       (a)  $147.96      (a) $258.16
                                                                   (b)  $23.00      (b) $ 70.75       (b)  $120.96      (b) $258.16
       Small Cap Stock                                             (a)  $95.70      (a) $123.87       (a)  $161.49      (a) $285.14
                                                                   (b)  $25.70      (b) $ 78.87       (b)  $134.49      (b) $285.14
- ----------------------------------------------------------------------------------------------------------------------------------
Managed by Lord, Abbett & Co.
       Bond Debenture                                              (a)  $93.80      (a) $118.16       (a)  $151.99      (a) $266.24
                                                                   (b)  $23.80      (b) $ 73.16       (b)  $124.99      (b) $266.24
       Developing Growth                                           (a)  $97.30      (a) $128.65       (a)  $169.42      (a) $300.75
                                                                   (b)  $27.30      (b) $ 83.65       (b)  $142.42      (b) $300.75
       Large Cap Research                                          (a)  $98.30      (a) $131.62       (a)  $174.35      (a) $310.37
                                                                   (b)  $28.30      (b) $ 86.62       (b)  $147.32      (b) $310.37
       Lord Abbett Growth and Income                               (a)  $92.29      (a) $113.63       (a)  $144.42      (a) $251.04
                                                                   (b)  $22.29      (b) $ 68.63       (b)  $117.42      (b) $251.04
       Mid-Cap Value                                               (a)  $98.30      (a) $131.62       (a)  $174.35      (a) $310.37
                                                                   (b)  $28.30      (b) $86.62       (b)  $147.35      (b) $310.37
- ----------------------------------------------------------------------------------------------------------------------------------


Franklin Templeton Variable Insurance Products Trust, Class 1 Shares

Managed by Franklin Mutual Advisers, LLC
       Mutual Shares Securities                                    (a)  $93.20      (a)  $116.35
                                                                   (b)  $23.20      (b)  $ 71.35

Managed by Templeton Asset Management Ltd.
       Templeton Developing Markets Securities                     (a)  $100.89     (a)  $139.31
                                                                   (b)  $ 30.89     (b)  $ 94.31

Managed by Templeton Investment Counsel, Inc.
       Templeton International Securities                          (a)  $94.10      (a)  $119.07
                                                                   (b)  $24.10      (b)  $ 74.07
- ----------------------------------------------------------------------------------------------------------------------------------

Examples (continued)
                                                                                            Time Periods
                                                                  1 year            3 years           5 years           10 years
- ----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company
       Money Market                                                (a)  $87.31      (a)  $98.54     (a) $119.02        (a) $199.08
                                                                   (b)  $17.31      (b)  $53.54     (b) $ 92.02        (b) $199.08
- ----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management
       Goldman Sachs VIT Growth and Income Fund                    (a)  $95.30      (a)  $122.67
                                                                   (b)  $25.30      (b)  $ 77.67

Managed by Goldman Sachs Asset Management International

       Goldman Sachs VIT Global Income Fund                        (a)  $96.80      (a)  $127.16
                                                                   (b)  $26.80      (b)  $ 82.16
       Goldman Sachs VIT International Equity Fund                 (a)  $98.79      (a)  $133.11
                                                                   (b)  $28.79      (b)  $ 88.11
- ----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.

       Kemper Government Securities                                (a)  $91.59      (a)  $111.51
                                                                   (b)  $21.59      (b)  $ 66.51
       Kemper Small Cap Growth                                     (a)  $92.39      (a)  $113.94
                                                                   (b)  $22.39      (b)  $ 68.94
       Kemper Small Cap Value                                      (a)  $93.70      (a)  $117.86
                                                                   (b)  $23.70      (b)  $72.86
- ----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Managed by Newport Fund Management Inc.
       Newport Tiger Fund, Variable Series                         (a)  $97.40      (a)  $128.94
                                                                   (b)  $27.40      (b)  $ 83.94
- ----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company

       MFS Emerging Growth                                         (a)  $93.70      (a)  $117.86
                                                                   (b)  $23.70      (b)  $ 72.86
       MFS Global Governments                                      (a)  $94.40      (a)  $119.97
                                                                   (b)  $24.40      (b)  $ 74.97
       MFS Growth With Income                                      (a)  $94.10      (a)  $119.07
                                                                   (b)  $24.10      (b)  $ 74.07
       MFS High Income                                             (a)  $94.40      (a)  $119.97
                                                                   (b)  $24.40      (b)  $ 74.97
       MFS Research                                                (a)  $93.90      (a)  $118.46
                                                                   (b)  $23.90      (b)  $ 73.46
- ----------------------------------------------------------------------------------------------------------------------------------


Examples (continued)
                                                                                            Time Periods
                                                                  1 year            3 years           5 years           10 years
- ----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.

       Oppenheimer Bond Fund/VA                                    (a)  $92.59      (a)  $114.54
                                                                   (b)  $22.59      (b)  $ 69.54
       Oppenheimer Capital Appreciation Fund/VA                    (a)  $92.29      (a)  $113.63
                                                                   (b)  $22.29      (b)  $ 68.63
       Oppenheimer High Income Fund/VA                             (a)  $92.80      (a)  $115.15
       Oppenheimer Main Street Growth & Income Fund/VA             (a)  $93.10      (a)  $116.05
                                                                   (b)  $23.10      (b)  $ 71.05
       Oppenheimer Strategic Bond Fund/VA                          (a)  $93.10      (a)  $116.05
                                                                   (b)  $23.10      (b)  $ 71.05
- ----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
Managed by Putnam Investment Management, Inc.
       Putnam VT Growth and Income - Class IA Shares               (a)  $90.29      (a)  $107.56
                                                                   (b)  $20.29      (b)  $ 62.56
       Putnam VT International Growth - Class IA Shares            (a)  $95.50      (a)  $123.27
                                                                   (b)  $25.50      (b)  $ 78.27
       Putnam VT International New Opportunities - Class IA Shares (a)  $99.39      (a)  $134.88
                                                                   (b)  $29.39      (b)  $ 89.88
       Putnam VT New Value - Class IA Shares                       (a)  $93.30      (a)  $116.65
                                                                   (b)  $23.30      (b)  $ 71.65
       Putnam VT Vista - Class IA Shares                           (a)  $92.80      (a)  $115.15
                                                                   (b)  $22.80      (b)  $ 70.15

- ----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table

1. After First Cova has had a purchase payment for 7 years, there is no charge by First Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from First Cova.

2. First Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging or Automatic Rebalancing Programs.

3. During the accumulation phase, First Cova will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, First Cova will charge the contract maintenance charge.

4.   Premium taxes are not reflected. New York does not assess premium taxes.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN APPENDIX A.

THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract offered by First Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case First Cova), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least one year after we issue your contract. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 41 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by First Cova. If you select the fixed account, your money will be placed with the other general assets of First Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying First Cova in writing. You and another person can be named joint owners. We have described more information on this under "Other Information."

ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one year after we issue the contract.

Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 90th birthday. The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from:

  * the fixed account,

  * the investment portfolio(s), or

  * a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

     1) the value of your contract in the investment portfolio(s) on the annuity date,

     2) the 3% assumed investment rate used in the annuity table for the contract, and

     3) the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $2,000 to apply toward a payment and you have not made a purchase payment in 3 years. In that case, First Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $20 a month, First Cova has the right to reduce the frequency of payments so that your annuity payments are at least $20.

Annuity Options

You can choose among income plans. We call them annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to First Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.

PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) the minimum we will accept is $2,000. (Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.) The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.

Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. When you cancel the contract within this time period, First Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every  day we  determine  the  value  of an  accumulation  unit  for each of the
investment portfolios.   We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.  dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

     On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with
     359.71 accumulation units for the Quality Bond Portfolio.

INVESTMENT OPTIONS

The contract offers 41 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

You should read the prospectuses for this funds carefully. Copies of these prospectuses will be sent to you with your contract. Certain portfolios contained in the fund prospectuses may not be available with your contract. (See Appendix B which contains a summary of investment objectives and strategies for each investment portfolio.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

First Cova may enter into certain  arrangements  under which it is  reimbursed
by the investment   portfolios'  advisers,   distributors  and/or  affiliates
for  the administrative services which it provides to the portfolios.


AIM VARIABLE INSURANCE FUNDS

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio.
The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Premier Growth Portfolio (Class A)
   Real Estate Investment Portfolio (Class A)

COVA SERIES TRUST

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of First Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

   International Equity Portfolio
   Large Cap Stock Portfolio
   Quality Bond Portfolio
   Select Equity Portfolio
   Small Cap Stock Portfolio

Lord, Abbett & Co. is the sub-adviser to the following portfolios:

   Bond Debenture Portfolio
   Developing Growth Portfolio
   Large Cap Research Portfolio
   Lord Abbett Growth and Income Portfolio
   Mid-Cap Value Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust. Each portfolio has two classes of shares:
Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund, Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Securities Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following portfolios are available under the contract:

     Mutual Shares Securities Fund (the surviving fund of the merger with
      Mutual Shares Investments Fund)
     Templeton Developing Markets Securities Fund (formerly, Templeton
      Developing Markets Fund)
     Templeton International Securities Fund (formerly, Templeton
      International Fund)

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

   Money Market Fund


GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:

   Goldman Sachs VIT Global Income Fund
   Goldman Sachs VIT Growth and Income Fund
   Goldman Sachs VIT International Equity Fund


KEMPER VARIABLE SERIES

Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:

   Kemper Government Securities Portfolio
   Kemper Small Cap Growth Portfolio
   Kemper Small Cap Value Portfolio

LIBERTY VARIABLE INVESTMENT TRUST

Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

   Newport Tiger Fund, Variable Series

MFS VARIABLE INSURANCE TRUST

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

   MFS Emerging Growth Series
   MFS Global Governments Series
   MFS Growth With Income Series
   MFS High Income Series
   MFS Research Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Growth & Income Fund/VA
   Oppenheimer Strategic Bond Fund/VA


PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Putnam VT Growth and Income  Fund - Class IA Shares
   Putnam VT  International Growth Fund - Class IA Shares
   Putnam VT International New Opportunities Fund - Class IA Shares Putnam VT New Value Fund - Class IA Shares
   Putnam VT Vista Fund (a stock portfolio) - Class IA Shares




Transfers

You can transfer money among the fixed account and the investment portfolios.

Telephone Transfers. You can make transfers by telephone. If you own the contract with a joint owner, unless First Cova is instructed otherwise, First Cova will accept instructions from either you or the other owner. First Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If First Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. First Cova tape records all telephone instructions.

Transfers During the Accumulation Phase.

You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3.   Your request for transfer must clearly state how much the transfer is for.

4.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers During the Income Phase.

You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, First Cova does not charge for participating in the Dollar Cost Averaging Program. First Cova will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you buy the contract.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. First Cova may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, First Cova does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, First Cova will sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.

Voting Rights

First Cova is the legal owner of the investment portfolio shares. However, First Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that First Cova owns on its own behalf. Should First Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

First Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each day, First Cova makes a deduction for its insurance charges. First Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

   1) the mortality and expense risk premium, and

   2) the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then First Cova will bear the loss. First Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. First Cova may use any profits we make from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below) is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. First Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, First Cova will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, First Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

First Cova will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. First Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A prorata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. First Cova keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, unless the purchase payment was made more than 7 years ago, the charge is:


              Years Since
                Payment           Charge
                   1                7%
                   2                6%
                   3                5%
                   4                4%
                   5                3%
                   6                2%
                   7                1%
                   8+               0%

After First Cova has had a purchase payment for 7 years, there is no charge when you withdraw that purchase payment. First Cova does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

     *    10% of purchase payments free.

     * Remaining purchase payments that are over 7 years old and not subject to a withdrawal charge.

     *    Earnings in the contract free.

     * Remaining purchase payments that are less than 7 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract if sufficient, or from the amount withdrawn.

First Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE:  For tax purposes, earnings are considered to come out first.


Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program it will not count in determining the transfer fee.

Income Taxes

First Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

TAXES

NOTE: First Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. First Cova has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under an Individual Retirement Annuity (IRA), your contract is referred to as a non-qualified contract.

If you purchase the contract under an IRA, your contract is referred to as a qualified contract. Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.


An annuity contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing an annuity contract to fund a qualified plan.


Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1) paid on or after the taxpayer reaches age 59 1/2;

     (2) paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5) paid under an immediate annuity; or

     (6) which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money, then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

    (1) paid on or after you reach age 59 1/2;
    (2) paid after you die;
    (3) paid if you become totally disabled (as that term is defined in the Code);
    (4) paid in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;
    (5) paid for certain allowable medical expenses (as defined in the Code);
    (6) paid on account of an IRS levy upon the qualified contract;
    (7) paid from an IRA for medical insurance (as defined in the Code);
    (8) paid from an IRA for qualified higher education expenses; or
    (9) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

We have provided a more complete discussion in the Statement of Additional Information.


Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. First Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not First Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, First Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

ACCESS TO YOUR MONEY

You can have access to the money in your  contract:

   (1) by making a  withdrawal (either a partial or a complete withdrawal);

   (2) by electing to receive annuity payments;  or

   (3) when a death benefit is paid to your beneficiary.

You can only make withdrawals during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value. The withdrawal value is the value of the contract on the day you made the withdrawal:

  * less any applicable withdrawal charge,

  * less any  premium  tax, and

  * less any  contract maintenance charge.

(See "Expenses" for a discussion of the charges.)

Unless you instruct First Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500 or if smaller, the remaining withdrawal value. First Cova requires that after a partial withdrawal is made you keep at least $500 in your contract.

When you make a withdrawal, the amount of the death benefit is reduced. See "Death Benefits."

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

Systematic Withdrawal Program

The Systematic Withdrawal Program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be deducted for these payments. First Cova does not have any charge for this program. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

Income taxes and tax penalties may apply to Systematic Withdrawals.

Suspension of Payments or Transfers

First Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or First Cova cannot reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

First Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

PERFORMANCE

First Cova periodically advertises performance of the various investment portfolios. First Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charges, and withdrawal charges.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

First Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix C contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.

DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, First Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. The surviving joint owner will be treated as the beneficiary.




The death benefit is described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

ANNUAL STEP-UP OPTION

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

Example:

Assumed facts for example:

$10,000 current GACV

$8,000 contract value

$5,000 total purchase payments, less any prior withdrawals and associated withdrawal charges

$2,100 partial withdrawal ($2,000 withdrawal + $100 withdrawal charge)

New GACV = $10,000 - [($2,100/$8,000) X $10,000]

which results in the current GACV of $10,000 being reduced by $2,625

The new GACV is $7,375.

The contract value immediately after the withdrawal is $5,900, which is $8,000 less the $2,000 withdrawal and the $100 withdrawal charge.

The death benefit immediately after the withdrawal is the greatest of purchase payments less withdrawals and withdrawal charges ($5,000 minus $2,100) or the contract value ($5,900) or the GACV ($7,375).

The death benefit is therefore $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date First Cova receives proof of death. If First Cova does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

OTHER INFORMATION

First Cova Life Insurance Company (First Cova) was organized under the laws of the State of New York on December 31, 1992. First Cova is a wholly-owned subsidiary of Cova Financial Services Life Insurance Company (Cova Life), a Missouri insurance company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Cova which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of Cova Financial Services Life Insurance Company (Cova Life), the parent company of First Cova. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your contract.



First Cova is  licensed  to do business only in the state of New York.



The Separate Account

First Cova has established a separate account, First Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of First Cova adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in First Cova's name on behalf of the Separate Account and legally belong to First Cova. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business First Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First Cova may issue.

Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of First Cova.


Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers may be paid a commission of up to 5.63% of purchase payments and an asset-based commission of up to .25% of the contract value. Alternatively, the broker-dealer may be paid a commission of up to 2.50% of purchase payments and an asset-based commission of up to 1.00% of the contract value.

If the contract is annuitized, the broker-dealer will be paid a commission ranging from 1% to 4% of contract value depending on the term of the annuity option chosen by the contract owner.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. First Cova will not be bound by the assignment until it receives the written notice of the assignment. First Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The financial statements of First Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information

     Company
     Experts
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements


APPENDIX A
Condensed Financial Information
Accumulation Unit Value History

The following schedule includes accumulation unit values for the period indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.


                                             Year or Period    Year or Period        Year or Period
                                             Ended 12/31/99    Ended 12/31/98        Ended 12/31/97
----------------------------------------------------------------------------------------------------
Cova Series Trust
Managed by J.P. Morgan
Investment Management Inc.
Select Equity Sub-Account
     Beginning of Period                       $16.99          $14.05                 $11.76
     End of Period                              18.38           16.99                  14.05
     Number of Accum. Units Outstanding         8,820           5,207                  1,321
Small Cap Stock Sub-Account
     Beginning of Period                       $12.58          $13.49                 $10.92
     End of Period                              17.93           12.58                  13.49
     Number of Accum. Units Outstanding         4,804           2,679                    530
International Equity Sub-Account
     Beginning of Period                       $12.89          $11.46                 $11.14
     End of Period                              16.34           12.89                  11.46
     Number of Accum. Units Outstanding        12,265           6,954                  3,836
Quality Bond Sub-Account
     Beginning of Period                       $11.91          $11.16                 $10.45
     End of Period                              11.57           11.91                  11.16
     Number of Accum. Units Outstanding         5,664           5,759                  2,068
Large Cap Stock Sub-Account
     Beginning of Period                       $19.43          $14.89                 $12.40
     End of Period                              22.55           19.43                  14.89
     Number of Accum. Units Outstanding        13,610           6,695                  2,807
-------------------------------------------------------------------------------------------------------------------
Managed by Lord, Abbett & Co.
Bond Debenture Sub-Account
     Beginning of Period                       $13.50          $12.88                 $11.74
     End of Period                              13.77           13.50                  12.88
     Number of Accum. Units Outstanding        17,199          11,913                  8,928
-------------------------------------------------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                       $10.44          $11.05                  N/A
     End of Period                              10.88           10.44
     Number of Accum. Units Outstanding         5,899           1,487
-------------------------------------------------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                       $11.83          $10.95                  N/A
     End of Period                              14.64           11.83
     Number of Accum. Units Outstanding         7,259           2,713
-------------------------------------------------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                       $11.07          $10.19                  N/A
     End of Period                              14.45           11.07
     Number of Accum. Units Outstanding         3,257             167
-------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Sub-Account
     Beginning of Period                       $35.90            N/A                   N/A
     End of Period                              39.46
     Number of Accum. Units Outstanding        14,640
-------------------------------------------------------------------------------------------------------------------
General American Capital Company
Money Market Sub-Account
     Beginning of Period                       $11.11          $11.11                  N/A
     End of Period                              11.56           11.11
     Number of Accum. Units Outstanding             9           2,161


* The accumulation unit values shown above for the beginning of the period reflect the date these accumulation units first invested in the Cova Series Trust investment portfolios as follows: Select Equity (3/11/97), Small Cap Stock (3/17/97), International Equity (3/11/97), Quality Bond (5/15/97), Large Cap Stock (3/11/97), Bond Debenture (5/15/97), Mid-Cap Value (3/4/98), Large Cap Research (3/3/98) and Developing Growth (11/23/98). The General American Capital Company Money Market Sub-Account commenced investment operations on December 28, 1998. There are no accumulation unit values shown for certain investment portfolios, because they were not available with your contract until the date of this prospectus.


                                 APPENDIX B

                    PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS:
AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio.
The following portfolios are available under the contract:

     AIM V.I. CAPITAL APPRECIATION FUND

Investment Objective: The Fund's investment objective is growth of capital through investment in common stocks, with emphasis on medium- and small-sized companies. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. INTERNATIONAL EQUITY FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

     AIM V.I. VALUE FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PREMIER GROWTH PORTFOLIO (Class A)

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

     REAL ESTATE INVESTMENT PORTFOLIO (Class A)

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


COVA SERIES TRUST: Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of First Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

PORTFOLIOS MANAGED BY J. P. MORGAN INVESTMENT MANAGEMENT INC.:

     INTERNATIONAL EQUITY PORTFOLIO

Investment Objective: The International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

     LARGE CAP STOCK PORTFOLIO

Investment Objective: The Large Cap Stock Portfolio seeks to provide long-term growth of capital and income.

     QUALITY BOND PORTFOLIO

Investment Objective: The Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

     SELECT EQUITY PORTFOLIO

Investment Objective: The Select Equity Portfolio seeks to provide long-term growth of capital and income.

     SMALL CAP STOCK PORTFOLIO

Investment Objective: The Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

PORTFOLIOS MANAGED BY LORD, ABBETT & CO.:

     BOND DEBENTURE PORTFOLIO

Investment Objective: The Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

     DEVELOPING GROWTH PORTFOLIO

Investment Objective: The Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

     LARGE CAP RESEARCH PORTFOLIO

Investment Objective: The Large Cap Research Portfolio seeks growth of capital and growth of income consistent with reasonable risk.

     LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

     MID-CAP VALUE PORTFOLIO

Investment Objective: The Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES:

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Effective May 1, 2000 the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust. Each portfolio has two classes of shares:
Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund, Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Securities Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following portfolios are available under the contract:

     MUTUAL SHARES SECURITIES FUND (the surviving fund of the merger with Mutual Shares Investments Fund)

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

     TEMPLETON INTERNATIONAL SECURITIES FUND (formerly, Templeton International
          Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including in emerging markets.

     TEMPLETON   DEVELOPING   MARKETS   SECURITIES  FUND  (formerly,   Templeton
     Developing Markets Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that derive revenue from goods or services produced or that have their principal activities or assets in, emerging market countries.


GENERAL AMERICAN CAPITAL COMPANY
General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

     MONEY MARKET FUND

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.

GOLDMAN SACHS VARIABLE INSURANCE TRUST: Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:

     GOLDMAN SACHS GLOBAL INCOME FUND

Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.

     GOLDMAN SACHS GROWTH AND INCOME FUND

Investment Objective: The Fund seeks long-term growth of capital and growth of income by investing in large capitalization U.S. stocks that are believed to be undervalued or undiscovered in the marketplace.

     GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Investment Objective: The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States. The
Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.


KEMPER VARIABLE SERIES
Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:

     KEMPER GOVERNMENT SECURITIES PORTFOLIO

Investment Objective: Kemper Government Securities seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.

     KEMPER SMALL CAP GROWTH PORTFOLIO

Investment Objective: Kemper Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.

     KEMPER SMALL CAP VALUE PORTFOLIO

Investment Objective: Kemper Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.


LIBERTY VARIABLE INVESTMENT TRUST:
Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

     NEWPORT TIGER FUND, VARIABLE SERIES

Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of larger, well-established companies.

MFS VARIABLE INSURANCE TRUST:
MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

     MFS EMERGING GROWTH SERIES

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.


     MFS GLOBAL GOVERNMENTS SERIES

Investment Objective: The Series' investment objective is to provide income and capital appreciation. The Series invests primarily in U.S. and foreign government securities.

     MFS GROWTH WITH INCOME SERIES

Investment Objective: The Series' investment objective is to provide reasonable current income and long-term growth of capital and income. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities.

     MFS HIGH INCOME SERIES

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

     MFS RESEARCH SERIES

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.


OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     OPPENHEIMER BOND FUND/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies. The Fund invests mainly in common stocks of established and well-known U.S. companies.

     OPPENHEIMER HIGH INCOME FUND/VA

Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed income securities. The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

Investment Objective: The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks.

     OPPENHEIMER STRATEGIC BOND FUND/VA

Investment Objective: The Fund seeks a high level of current income. The
Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-grade high-yield securities of U.S. companies.


PUTNAM VARIABLE TRUST:
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES

Investment Objective: The Fund seeks capital growth and current income.

     PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IA SHARES

Investment Objective: The Fund seeks capital appreciation.

     PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IA SHARES

Investment Objective: The Fund seeks long-term capital appreciation.

     PUTNAM VT NEW VALUE FUND - CLASS IA SHARES

Investment Objective: The Fund seeks long-term capital appreciation.

     PUTNAM VT VISTA FUND - CLASS IA SHARES

Investment Objective: The Fund seeks capital appreciation.


APPENDIX C
PERFORMANCE INFORMATION

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended December 31, 1999. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 1999 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

J.P. Morgan Investment Management Inc. is the sub-adviser for the following portfolios of Cova Series Trust: Select Equity, Small Cap Stock, International Equity, Quality Bond and Large Cap Stock. Lord, Abbett & Co. is the sub-adviser for the following Portfolios of Cova Series Trust: Bond Debenture, Mid-Cap Value, Large Cap Research and Developing Growth. All of these portfolios began operations before December 31, 1999. As a result, performance information is available for the accumulation unit values investing in these portfolios.

* Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The total return figures are not annualized if the sub-account was in existence for less than one year.


Part 1 Cova Series Trust
Average Annual Total Return for the period ended 12/31/99:
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                                  (reflects all charges                   (reflects insurance
                                                                     and portfolio                            charges and
                                                                       expenses)                           portfolio expenses)
                                      Separate Account
                                      Inception Date                            since                                   since
Portfolio                             in Portfolio                  1 yr      inception                     1 yr      inception
------------------------------------------------------------------------------------------------------------------------------------
   Select Equity                       3/11/97                       1.82%      15.90%                       8.22%      17.24%
   Small Cap Stock                     3/17/97                      36.07%      18.12%                      42.52%      19.43%
   International Equity                3/11/97                      20.30%      13.20%                      26.73%      14.59%
   Quality Bond                        5/15/97                      -9.31%       2.20%                      -2.92%       3.95%
   Large Cap Stock                     3/11/97                       9.64%      22.51%                      16.06%      23.74%
   Bond Debenture                      5/15/97                      -4.41%       4.59%                       1.99%       6.24%
   Mid-Cap Value                       3/04/98                      -2.21%      -4.50%                       4.19%      -0.87%
   Large Cap Research                  3/03/98                      17.34%      14.00%                      23.76%      17.18%
   Developing Growth                  11/23/98                      24.15%      31.52%                      30.58%      37.18%

   Lord Abbett Growth and Income      01/08/99                       N/A         2.78%                        N/A        9.89%
------------------------------------------------------------------------------------------------------------------------------------

PART 1 General American Capital Company Money Market Fund
Average Annual Total Return for the period ended 12/31/99:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                                  (reflects all charges                    (reflects insurance
                                                                      and portfolio                            charges and
                                                                       expenses)                           portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                1 yr        since                       1 yr        since
Portfolio                             in Portfolio                            inception                               inception
-----------------------------------------------------------------------------------------------------------------------------------
Money Market                          12/28/98                       -2.36%      -2.31%                       4.04%       4.04%


PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.



Total Return for the periods ended 12/31/99
- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
   AIM V.I. Capital
     Appreciation         5/5/93          44.61%    25.59%    22.33%    36.20%    22.29%   20.69%     42.60%    24.19%    20.93%
   AIM V.I.
     International Equity 5/5/93          55.04%    21.93%    18.82%    46.49%    18.63%   17.18%     52.89%    20.53%    17.42%
   AIM V.I. Value         5/5/93          29.90%    27.23%    23.07%    21.69%    23.93%   21.43%     28.09%    25.83%    21.67%
- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
   Premier Growth
     (Class A)           6/26/92          32.32%   36.03%     26.31%    24.08%    32.73%   24.81%     30.48%    34.63%    24.91%
   Real Estate
     Investment (Class A) 1/9/97          -5.11%     N/A      -1.79%   -12.83%      N/A    -4.83%     -6.43%      N/A     -3.19%
- ----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares

  Mutual Shares
     Securities (1)         11/8/96     13.40%      N/A      10.86%    5.60%      N/A      8.20%     12.00%     N/A       9.46%
  Templeton Developing
     Markets Securities
     Fund (2)                3/4/96     53.84%      N/A      -5.30%   46.04%      N/A     -7.75%     52.44%     N/A      -6.70%
  Templeton
     International
     Securities Fund (3)     5/1/92     23.61%     17.21%    15.36%   15.81%     13.91%   13.86%     22.21%    15.81%    13.96%

(1) Effective May 1, 2000, the Mutual Shares Investments Fund (previously offered under the contract) merged into the Mutual Shares Securities Fund. Performance shown reflects historical performance and inception date of the Mutual Shares
Securities Fund.

(2) Previously, Templeton Developing Markets Fund.  Effective May 1, 2000, the Templeton
Developing Markets Fund merged into the Templeton Developing Markets Equity Fund.
Performance shown reflects historical performance and inception date of the Templeton
Developing Market Securities Fund.

(3) Previously, Templeton International Fund.  Effective May 1, 2000, the
Templeton International Securities Fund merged into the Templeton International
Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

-------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
   Money Market           10/1/87          5.20%    5.60%      5.35%     -2.36%    2.30%    3.85%      4.04%     4.20%     3.95%
- ----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
   Goldman Sachs VIT
     Global Income        1/12/98         -1.01%     N/A       3.59%     -8.79%     N/A    -0.69%     -2.39%      N/A      2.19%
   Goldman Sachs VIT
     Growth and Income    1/12/98          5.41%     N/A       5.53%     -2.46%     N/A     1.25%      3.94%      N/A      4.13%
   Goldman Sachs VIT
     International Equity 1/12/98         31.85%     N/A      26.26%     23.62%     N/A    21.98%     30.02%      N/A     24.86%
- ----------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 12/31/99:
- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities           9/3/87           0.68%    7.46%      7.12%     -7.11%    4.16%    5.62%      -0.71%    6.06%     5.72%
   Kemper Small
     Cap Growth           5/2/94          34.56%   28.92%     25.97%     26.29%   25.62%   24.15%      32.69%   27.52%    24.57%
   Kemper Small
     Cap Value            5/1/96           2.80%     N/A       3.42%     -5.04%    N/A      0.93%       1.36%     N/A      2.02%
- ----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series      5/1/95          68.01%     N/A       7.31%    59.29%     N/A      5.23%      65.69%     N/A      5.91%
- ----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
   MFS Emerging
     Growth               7/24/95         76.71%     N/A      36.44%     67.86%    N/A     34.33%      74.26%     N/A     35.04%
   MFS Global
     Governments          6/14/94         -2.50%     4.36%     4.07%    -10.25%    1.06%    2.24%      -3.85%    2.96%     2.67%
   MFS Growth
     With Income          10/9/95          6.69%     N/A      21.12%     -1.19%    N/A     18.98%       5.21%     N/A     19.72%
   MFS High Income        7/26/95          6.44%     N/A       8.24%     -1.43%    N/A      6.12%       4.97%     N/A      6.84%
   MFS Research           7/26/95         24.05%     N/A      22.86%     15.92%    N/A     20.74%      22.32%     N/A     21.46%

- ----------------------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued)
Total Return for the periods ended 12/31/99:
- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception    1 yr     5 yrs   inception
- ----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account
Funds
  Oppenheimer Bond
     Fund/VA              4/3/85        -1.52%      7.10%    7.76%      -9.29%    3.80%     6.26%     -2.89%    5.70%     6.36%
  Oppenheimer Capital
     Appreciation
     Fund/VA              4/3/85        41.66%     30.65%   18.46%      33.29%   27.35%    16.96%     39.69%   29.25%    17.06%
  Oppenheimer High
     Income Fund/VA       4/30/86        4.29%     10.24%   12.65%      -3.56%    6.94%    11.15%      2.84%    8.84%    11.25%
  Oppenheimer Main
     Street Growth &
     Income Fund/VA       7/5/95        21.71%       N/A    25.80%      13.61%    N/A      23.69%      20.01%    N/A     24.40%
  Oppenheimer Strategic
     Bond Fund/VA         5/3/93         2.83%      8.25%    6.18%      -5.00%    4.95%     4.68%       1.40%    6.85%    4.78%

- ----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth
     and Income -
     Class IA Shares      2/1/88         1.59%     19.40%    14.00%   -6.23%     16.10%   12.50%      0.17%    18.00%    12.60%
   Putnam VT International
     Growth - Class
     IA Shares            1/2 /97        60.13%      N/A      30.29%   51.51%      N/A     27.26%     57.91%     N/A      28.89%
   Putnam VT International
     New Opportunities -
     Class IA Shares      1/2 /97       102.95%      N/A      32.92%   93.74%      N/A     29.89%    100.14%     N/A      31.52%
   Putnam VT New Value -
     Class IA Shares      1/2 /97         0.27%      N/A       7.83%   -7.53%      N/A      4.80%     -1.13%     N/A       6.43%
   Putnam VT Vista -
     Class IA Shares      1/2 /97        52.90%      N/A      31.14%   44.37%      N/A     28.11%     50.77%     N/A      29.74%
- ----------------------------------------------------------------------------------------------------------------------------------



------------------------
------------------------
------------------------


                                  First Cova Life
                                     Insurance Company
                                  Attn: Variable Products
                                  120 Broadway, 10th Floor
                                  New York, New York 10271

Please send me, at no charge, the Statement of Additional Information dated May 1, 2000, for The Annuity Contract issued by First Cova.


         (Please print or type and fill in all information)


------------------------------------------------------------------------
Name

------------------------------------------------------------------------
Address

------------------------------------------------------------------------
City                                   State            Zip Code





                                 PART A - VERSION C

                                                                       The Fixed
                                                            And Variable Annuity

                                                                       issued by

                                         FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
                                                                             and

                                                                 FIRST COVA LIFE
                                                               INSURANCE COMPANY


This prospectus describes the Fixed and Variable Annuity Contract offered by First Cova Life Insurance Company (First Cova).

The annuity contract has 7 investment choices - a fixed account which offers an interest rate which is guaranteed by First Cova, and 6 investment portfolios listed below. The 6 investment portfolios are part of Russell Insurance Funds or General American Capital Company. You can put your money in the fixed account and/or any of these investment portfolios.

Russell Insurance Funds:

     Managed by Frank Russell
     Investment Management Company
         Aggressive Equity Fund
         Core Bond Fund
         Multi-Style Equity Fund
         Non-U.S. Fund
         Real Estate Securities Fund

General American Capital Company:

     Managed by Conning Asset
     Management Company
         Money Market Fund

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First Cova Fixed and Variable Annuity Contract.

To learn more about the First Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.


The Contracts:

* are not bank deposits
* are not federally insured
* are not endorsed by any bank or government agency
* are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


May 1, 2000


TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS

  SUMMARY

  Fee Table

  Examples

  THE ANNUITY CONTRACT

  ANNUITY PAYMENTS (THE INCOME PHASE)

     Annuity Date
     Annuity Payments
     Annuity Options

  PURCHASE
     Purchase Payments
     Allocation of Purchase Payments
     Accumulation Units

  INVESTMENT OPTIONS
     Russell Insurance Funds
     General American Capital Company
     Transfers
     Dollar Cost Averaging Program
     Automatic Rebalancing Program
     Voting Rights
     Substitution

  EXPENSES
     Insurance Charges
     Contract Maintenance Charge
     Withdrawal Charge
     Transfer Fee
     Income Taxes
     Investment Portfolio Expenses

  TAXES
     Annuity Contracts in General
     Qualified and Non-Qualified Contracts
     Withdrawals - Non-Qualified Contracts
     Withdrawals - Qualified Contracts
     Diversification

  ACCESS TO YOUR MONEY
     Systematic Withdrawal Program
     Suspension of Payments or Transfers

  PERFORMANCE

  DEATH BENEFIT
     Upon Your Death
     Death of Annuitant
  OTHER INFORMATION
      First Cova
      The Separate Account
      Distributor
      Ownership
      Beneficiary
      Assignment
      Financial Statements

 TABLE OF CONTENTS OF THE STATEMENT OF
 ADDITIONAL INFORMATION


 APPENDIX A
 Condensed Financial Information

 APPENDIX B
 Performance Information

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                           Page

 Accumulation Phase
 Accumulation Unit
 Annuitant
 Annuity Date
 Annuity Options
 Annuity Payments
 Annuity Unit
 Beneficiary
 Fixed Account
 Income Phase
 Investment Portfolios
 Joint Owner
 Non-Qualified
 Owner
 Purchase Payment
 Qualified
 Tax Deferral


SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.

THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by First Cova is a contract between you, the owner, and First Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 6 investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, First Cova. This interest rate is set once each year. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by First Cova.

You can put money into any or all of the investment portfolios and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are described in the prospectuses for the funds. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.

EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

     * Each year First Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, First Cova currently waives this charge if the value of your contract is at least $50,000.

     * First Cova also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

     * If you take your money out, First Cova may assess a withdrawal charge of up to 7% of the purchase payment withdrawn. After First Cova has had a purchase payment for seven years, there is no charge by First Cova for a withdrawal of that purchase payment.

     * The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

     * There are also investment charges which range from .125% to 1.30% of the average daily value of the investment portfolio depending upon the investment portfolio.

TAXES:

Your earnings are not taxed until you take them out. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from First Cova. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, First Cova will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it we will send you whatever your contract is worth on the day we receive your request (this may be more or less than your original payment) without assessing a withdrawal charge. If you have purchased the contract as an Individual Retirement Annuity (IRA), you will receive back your purchase payment. (Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.)

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

* You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

* You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

* First Cova will automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

These features may not be suitable for your particular situation.

INQUIRIES:

If you need more information about buying a contract, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661

If you have any other questions, please contact us at our Home Office:

120 Broadway, 10th Floor
New York, NY 10271
(800) 469-4545
(212) 766-0012

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. Expenses of the investment portfolios are not fixed or specified under the terms of the contract and actual expenses may vary.

OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of               Years Since
purchase payments) (see Note 1 below)                 Payment           Charge
                                                         1                7%
                                                         2                6%
                                                         3                5%
                                                         4                4%
                                                         5                3%
                                                         6                2%
                                                         7                1%
                                                         8+               0%

Transfer Fee (see Note 2 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

CONTRACT MAINTENANCE CHARGE (see Note 3 below)      $30 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                           ---
     TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES              1.40%

Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)
                                                                                    Other Expenses          Total Annual
                                                        Management Fees                                       Portfolio
                                                      (after reimbursement                                     Expenses
                                                      and/or waivers as noted)                               (after
                                                                                                            reimbursement
                                                                                                            and/or waivers
                                                                                                            as noted)
- ----------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds*
Managed by Frank Russell
Investment Management Company
       Aggressive Equity Fund                               .86%                        .39%                    1.25%
       Core Bond Fund                                       .54%                        .26%                     .80%
       Multi-Style Equity Fund                              .77%                        .15%                     .92%
       Non-U.S. Fund                                        .75%                        .55%                    1.30%
       Real Estate Securities Fund                          .85%                        .30%                    1.15%
- ----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset
Management Company
       Money Market Fund                                    .125%                        .08%                    .205%
- ----------------------------------------------------------------------------------------------------------------------------------

*The manager of Russell Insurance Funds, Frank Russell Investment Management Company, has contractually agreed to waive, at least until April 30, 2001, a portion of the management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed the amounts set forth above under "Total Annual Portfolio Expenses" and to reimburse the Fund for all remaining expenses, after fee waivers which exceed the amount set forth above for each Fund under "Total Annual Portfolio Expenses". Absent such waiver and reimbursement, the management fees and total operating expenses would be .78% and .93% for the Multi-Style Equity Fund; .95% and 1.34% for the Aggressive Equity Fund; .95% and 2.37% for the Non-U.S. Fund; .60% and .66% for the Core Bond Fund.


Examples

The examples should not be considered a representation of past or future expenses.
Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

    (a) if you surrender the contract at the end of each time period;
    (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                               Time Periods

------------------------------------------------------------------------------------------------------------------------------------
                                                  1 year              3 years               5 years            10 years
------------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds
Managed by Frank Russell
Investment Management Company

       Aggressive Equity Fund                     (a)$  97.80     (a) $130.14
                                                  (b)$  27.80     (b) $ 85.14
       Core Bond Fund                             (a)$  93.30     (a) $116.65
                                                  (b)$  23.30     (b) $ 71.65
       Multi-Style Equity Fund                    (a)$  94.50     (a) $120.27
                                                  (b)$  24.50     (b) $ 75.27
       Non-U.S. Fund                              (a)$  98.30     (a) $131.62
                                                  (b)$  28.30     (b) $ 86.62
       Real Estate Securities Fund                (a)$  96.80     (a) $127.16
                                                  (b)$  26.80     (b) $ 82.16

General American Capital Company
Managed by Conning Asset
Management Company

       Money Market Fund                          (a)$ 87.31       (a)$98.54
                                                  (b)$ 17.31       (b)$53.54
---------------------------------------------------------------------------------------------------------------

Explanation of Fee Table

1. After First Cova has had a purchase payment for 7 years, there is no charge by First Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from First Cova.

2. First Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging or Automatic Rebalancing Programs.

3. During the accumulation phase, First Cova will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, First Cova will charge the contract maintenance charge.

4.   Premium taxes are not reflected. New York does not assess premium taxes.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN APPENDIX A.

THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract offered by First Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case First Cova), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least one year after we issue your contract. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 6 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by First Cova. If you select the fixed account, your money will be placed with the other general assets of First Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying First Cova in writing. You and another person can be named joint owners. We have described more information on this under "Other Information."

ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one year after we issue the contract.

Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 90th birthday. The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from:

  * the fixed account,

  * the investment portfolio(s), or

  * a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

     1) the value of your contract in the investment portfolio(s) on the annuity date,

     2) the 3% assumed investment rate used in the annuity table for the contract, and

     3) the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $2,000 to apply toward a payment and you have not made a purchase payment in 3 years. In that case, First Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $20 a month, First Cova has the right to reduce the frequency of payments so that your annuity payments are at least $20.

Annuity Options

You can choose among income plans. We call them annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to First Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.

PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) the minimum we will accept is $2,000. (Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.) The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.

Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. When you cancel the contract within this time period, First Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.  dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

     On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with
     359.71 accumulation units for the Quality Bond Portfolio.

INVESTMENT OPTIONS

The contract offers 6 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. Copies of these prospectuses are attached to this prospectus.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

First Cova may enter into certain  arrangements  under which it is  reimbursed
by the investment   portfolios'  advisers,   distributors  and/or  affiliates
for  the administrative services which it provides to the portfolios.

Russell Insurance Funds

Russell Insurance Funds is managed by Frank Russell Investment Management Company. Russell Insurance Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

  Aggressive Equity Fund
  Core Bond Fund
  Multi-Style Equity Fund
  Non-U.S. Fund
  Real Estate Securities Fund


General American Capital Company

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

Money Market Fund

Transfers

You can transfer money among the fixed account and the investment portfolios.

Telephone Transfers. You can make transfers by telephone. If you own the contract with a joint owner, unless First Cova is instructed otherwise, First Cova will accept instructions from either you or the other owner. First Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If First Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. First Cova tape records all telephone instructions.

Transfers During the Accumulation Phase.

You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3.   Your request for transfer must clearly state how much the transfer is for.

4.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers During the Income Phase.

You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, First Cova does not charge for participating in the Dollar Cost Averaging Program. First Cova will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you buy the contract.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. First Cova may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, First Cova does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, First Cova will sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.

Voting Rights

First Cova is the legal owner of the investment portfolio shares. However, First Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that First Cova owns on its own behalf. Should First Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

First Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each day, First Cova makes a deduction for its insurance charges. First Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

   1) the mortality and expense risk premium, and

   2) the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then First Cova will bear the loss. First Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. First Cova may use any profits we make from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below) is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. First Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, First Cova will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, First Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

First Cova will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. First Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A prorata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. First Cova keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, unless the purchase payment was made more than 7 years ago, the charge is:


              Years Since
                Payment           Charge
                   1                7%
                   2                6%
                   3                5%
                   4                4%
                   5                3%
                   6                2%
                   7                1%
                   8+               0%

After First Cova has had a purchase payment for 7 years, there is no charge when you withdraw that purchase payment. First Cova does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

     *    10% of purchase payments free.

     * Remaining purchase payments that are over 7 years old and not subject to a withdrawal charge.

     *    Earnings in the contract free.

     * Remaining purchase payments that are less than 7 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract if sufficient, or from the amount withdrawn.

First Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE:  For tax purposes, earnings are considered to come out first.


Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program it will not count in determining the transfer fee.

Income Taxes

First Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

TAXES

NOTE: First Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. First Cova has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under an Individual Retirement Annuity (IRA), your contract is referred to as a non-qualified contract.

If you purchase the contract under an IRA, your contract is referred to as a qualified contract. Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.

   An annuity contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing an annuity contract to fund a qualified plan.


Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1) paid on or after the taxpayer reaches age 59 1/2;

     (2) paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5) paid under an immediate annuity; or

     (6) which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts


If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money, then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

    (1) paid on or after you reach age 59 1/2;
    (2) paid after you die;
    (3) paid if you become totally disabled (as that term is defined in the Code);
    (4) paid in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;
    (5) paid for certain allowable medical expenses (as defined in the Code);
    (6) paid on account of an IRS levy upon the qualified contract;
    (7) paid from an IRA for medical insurance (as defined in the Code);
    (8) paid from an IRA for qualified higher education expenses; or
    (9) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

We have provided a more complete discussion in the Statement of Additional Information.


Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. First Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not First Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, First Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

ACCESS TO YOUR MONEY

You can have access to the money in your  contract:

   (1) by making a  withdrawal (either a partial or a complete withdrawal);

   (2) by electing to receive annuity payments;  or

   (3) when a death benefit is paid to your beneficiary.

You can only make withdrawals during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value. The withdrawal value is the value of the contract on the day you made the withdrawal:

  * less any applicable withdrawal charge,

  * less any  premium  tax, and

  * less any  contract maintenance charge.

(See "Expenses" for a discussion of the charges.)

Unless you instruct First Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500 or if smaller, the remaining withdrawal value. First Cova requires that after a partial withdrawal is made you keep at least $500 in your contract.

When you make a withdrawal, the amount of the death benefit is reduced. See "Death Benefits."

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

Systematic Withdrawal Program

The Systematic Withdrawal Program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be deducted for these payments. First Cova does not have any charge for this program. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

Income taxes and tax penalties may apply to Systematic Withdrawals.

Suspension of Payments or Transfers

First Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or First Cova cannot reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

First Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

PERFORMANCE

First Cova periodically advertises performance of the various investment portfolios. First Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charges, and withdrawal charges.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

First Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.

DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, First Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. The surviving joint owner will be treated as the beneficiary.

The death benefit is described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

ANNUAL STEP-UP OPTION

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of you or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater that the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

Example:

Assumed facts for example:

$10,000 current GACV

$8,000 contract value

$5,000 total purchase payments, less any prior withdrawals and associated withdrawal charges

$2,100 partial withdrawal ($2,000 withdrawal + $100 withdrawal charge)

New GACV = $10,000 - [($2,100/ $8,000) X $10,000]

which results in the current GACV of $10,000 being reduced by $2,625

The new GACV is $7,375.

The contract value immediately after the withdrawal is $5,900, which is $8,000 less the $2,000 withdrawal and the $100 withdrawal charge.

The death benefit immediately after the withdrawal is the greatest of purchase payments less withdrawals and withdrawal charges ($5,000 minus $2,100) or the contract value ($5,900) or the GACV ($7,375).

The death benefit is therefore $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.


The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date First Cova receives proof of death. If First Cova does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

OTHER INFORMATION

First Cova Life Insurance Company (First Cova) was organized under the laws of the State of New York on December 31, 1992. First Cova is a wholly-owned subsidiary of Cova Financial Services Life Insurance Company (Cova Life), a Missouri insurance company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Cova which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of Cova Financial Services Life Insurance Company (Cova Life), the parent company of First Cova. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your contract.



First Cova is  licensed  to do business only in the state of New York.



The Separate Account

First Cova has established a separate account, First Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of First Cova adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in First Cova's name on behalf of the Separate Account and legally belong to First Cova. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business First Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First Cova may issue.

Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of First Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers may be paid a commission of up to 5.63% of purchase payments and an asset-based commission of up to .25% of the contract value. Alternatively, the broker-dealer may be paid a commission of up to 2.50% of purchase payments and an asset-based commission of up to 1.00% of the contract value.

If the contract is annuitized, the broker-dealer will be paid a commission ranging from 1% to 4% of contract value depending on the term of the annuity option chosen by the contract owner.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. First Cova will not be bound by the assignment until it receives the written notice of the assignment. First Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The financial statements of First Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information

     Company
     Experts
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements


APPENDIX A
Condensed Financial Information
Accumulation Unit Value History

The following schedule includes accumulation unit values for the period indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.


                                             Year or  Period   Year or Period
                                             Ended 12/31/99    Ended 12/31/98
                                              (unaudited)
----------------------------------------------------------------------------------------------------
General American Capital Company
Money Market Sub-Account
     Beginning of Period                       $11.11          $11.11
     End of Period                              11.56           11.11
     Number of Accum. Units Outstanding             9           2,161


The General American Capital Company Money Market Sub-Account commenced investment operations on December 28, 1998. There are no accumulation unit values shown for the investment portfolios of Russell Insurance Funds because they were not available with your contract until the date of this prospectus.


APPENDIX B
PERFORMANCE INFORMATION

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended December 31, 1999. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 1999 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

* Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio.

PART 1 General American Capital Company Money Market Fund
Average Annual Total Return for the period ended 12/31/99:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                                  (reflects all charges                    (reflects insurance
                                                                      and portfolio                            charges and
                                                                       expenses)                           portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                1 yr        since                       1 yr        since
Portfolio                             in Portfolio                            inception                               inception
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                     12/28/98                       -2.36%     -2.31%                       4.04%       4.04%

PART 2 - HISTORICAL FUND PERFORMANCE

Certain Portfolios have been in existence for a longer time and therefore have an investment performance history. In order to show how the historical performance of the Portfolios affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Portfolios and the accumulation unit performance calculated by assuming that accumulation units were invested in the Portfolios for the same periods.

* The performance figures in Column A reflect the fees and expenses paid by the Portfolio.

* Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column C presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio.

Total Return for the period ended 12/31/99:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                         Accumulation Unit Performance
                                                                                  Column B                       Column C
                                                                                (reflects all             (reflects insurance
                                              Portfolio Performance             charges and                     charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------


                                Portfolio                   10 yrs or                      10 yrs or                      10 yrs or
                                Inception                   since                          since                          since
Portfolio                       Date        1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
- ----------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds



   Aggressive Equity Fund        1/2 /97     6.08%     N/A     13.14%       -1.79%     N/A    10.11%        4.61%     N/A     11.74%

   Core Bond Fund                1/2 /97    -0.61%     N/A      5.42%       -8.39%     N/A     2.39%       -1.99%     N/A      4.02%

   Multi-Style Equity Fund       1/2/97    17.17%     N/A     24.73%        9.14%     N/A    21.70%       15.54%     N/A     23.33%

   Non-U.S. Fund                 1/2 /97    33.36%     N/A     14.78%       25.10%     N/A    11.75%       31.50%     N/A     13.38%

   Real Estate Securities Fund  4/30/99      N/A      N/A     -7.26%        N/A       N/A   -13.30%        N/A      N/A     -8.20%
- ----------------------------------------------------------------------------------------------------------------------------------





------------------------
------------------------
------------------------


                                  First Cova Life
                                     Insurance Company
                                  Attn: Variable Products
                                  120 Broadway, 10th Floor
                                  New York, New York 10271

Please send me, at no charge, the Statement of Additional Information dated May 1, 2000, for The Annuity Contract issued by First Cova.


         (Please print or type and fill in all information)


------------------------------------------------------------------------
Name

------------------------------------------------------------------------
Address

------------------------------------------------------------------------
City                                   State            Zip Code



                                   PART B

                     STATEMENT OF ADDITIONAL INFORMATION

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                    FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                       FIRST COVA LIFE INSURANCE COMPANY


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2000 FOR THE
INDIVIDUAL  FIXED AND  VARIABLE  DEFERRED  ANNUITY  CONTRACT  WHICH IS DESCRIBED
HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-LIFE.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2000.


                               TABLE OF CONTENTS




                                                                Page


COMPANY

EXPERTS

LEGAL  OPINIONS

DISTRIBUTION

CALCULATION OF PERFORMANCE  INFORMATION
Total  Return
Historical  Unit  Values
Reporting  Agencies
Performance Information

FEDERAL TAX STATUS
General
Diversification
Multiple  Contracts
Contracts  Owned  by  Other  than  Natural  Persons
Tax  Treatment  of  Assignments
Death Benefits
Income Tax Withholding
Tax  Treatment  of  Withdrawals  -  Non-Qualified  Contracts
Qualified  Plans
Tax  Treatment  of  Withdrawals  -  Qualified  Contracts

ANNUITY  PROVISIONS
Variable  Annuity
Fixed  Annuity
Annuity  Unit
Net  Investment  Factor
Mortality  and  Expense  Guarantee

FINANCIAL  STATEMENTS

                                    COMPANY

First Cova Life Insurance Company (the "Company") was organized under the laws of the state of New York on December 31, 1992. The Company is presently licensed to do business only in the state of New York. The Company is a wholly-owned subsidiary of Cova Financial Services Life Insurance Company ("Cova Life"), a Missouri insurance company. On December 31, 1992, Cova Life acquired Wausau Underwriters Life Insurance Company ("Wausau"), a stock life insurance company organized under the laws of the state of Wisconsin. On April 16, 1993, Wausau was merged into the Company, with the Company as the surviving corporation.

On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased Cova Life from Xerox Financial Services, Inc. The acquisition of Cova Life included related companies, including the Company. On June 1, 1995, the Company changed its name to First Cova Life Insurance Company.

On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of Cova Financial
Services Life Insurance Company (Cova Life), the parent company of First Cova. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your contract.

                                    EXPERTS

The statutory statements of admitted assets, liabilities, and capital stock and surplus of the Company as of December 31, 1999 and 1998, and the related statutory statements of operations, capital stock and surplus, and cash flow for each of the years in the three-year period ended December 31, 1999, and the statement of assets and liabilities of the Separate Account as of December 31, 1999, and the related statement of operations for the year then ended, and the statements of changes in net assets for the year then ended and 1998, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                 DISTRIBUTION

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

                            PERFORMANCE INFORMATION

TOTAL  RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                             n
                               P  (  1  +  T)  =  ERV

Where:
     P    = a  hypothetical  initial  payment  of  $1,000
     T    = average  annual  total  return
     n    = number  of  years
   ERV    = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

HISTORICAL  UNIT  VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING  AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

PERFORMANCE INFORMATION

Certain funds have been in existence for some time and consequently have an investment performance history. In order to demonstrate how investment experience of these Portfolios affects Accumulation Unit values, performance information was developed. The information is based upon the historical experience of the Portfolios and is for the periods shown. The prospectus contains a chart of performance information.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the Portfolios is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.


                               FEDERAL TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions. The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS  OWNED  BY  OTHER  THAN  NATURAL  PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX  TREATMENT  OF  ASSIGNMENTS AND TRANSFER OF OWNERSHIP

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME  TAX  WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX  TREATMENT  OF  WITHDRAWALS  -  NON-QUALIFIED  CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED  PLANS

The Contracts offered herein may also be used as Qualified Contracts. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing Qualified Contracts.

An annuity contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Qualified Contracts are not transferable except upon surrender or annuitization.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). THE CONTRACTS ARE NOT AVAILABLE AS QUALIFIED CONTRACTS UNTIL AN IRA ENDORSEMENT IS APPROVED BY THE STATE OF NEW YORK INSURANCE DEPARTMENT. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX  TREATMENT  OF  WITHDRAWALS  -  QUALIFIED  CONTRACTS

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (f) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; (g) distributions made on account of an IRS levy upon the Qualified Contract; and (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                              ANNUITY PROVISIONS

VARIABLE  ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

     (1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

     (2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

FIXED  ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY  UNIT

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

NET  INVESTMENT  FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

     (a) the Accumulation Unit value as of the close of the current Valuation Period, by

     (b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY  AND  EXPENSE  GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                             FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                              Financial Statements

                           December 31, 1999 and 1998

                   (With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT



     The Contract Owners of First Cova Variable
       Annuity Account One, Board of Directors
       and Shareholder of First Cova Life
       Insurance Company:


     We have audited the accompanying statement of assets and liabilities of each of the sub-accounts comprising First Cova Variable Annuity Account One of First Cova Life Insurance Company (the Separate Account), as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of First Cova Variable Annuity Account One of First Cova Life Insurance Company as of December 31, 1999, and the results of their operations and the changes in their net assets for each of the years presented, in conformity with generally accepted accounting principles.


     Chicago, Illinois
     March 20, 2000

FIRST COVA VARIABLE ANNUITY  ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 1999


Assets:
    Investments:
      Cova Series Trust (Cova):
         Lord Abbett Growth and Income Portfolio      24,000 shares at a net asset value of $24.070563 per share       $ 577,682
         Bond Debenture Portfolio                     18,980 shares at a net asset value of $12.474609 per share         236,768
         Developing Growth Portfolio                   3,162 shares at a net asset value of $14.885144 per share          47,072
         Large Cap Research Portfolio                  7,087 shares at a net asset value of $14.991245 per share         106,244
         Mid-Cap Value Portfolio                       5,744 shares at a net asset value of $11.168093 per share          64,155
         Quality Bond Portfolio                        6,142 shares at a net asset value of $10.669328 per share          65,526
         Small Cap Stock Portfolio                     4,989 shares at a net asset value of $17.268582 per share          86,161
         Large Cap Stock Portfolio                    14,845 shares at a net asset value of $20.674865 per share         306,919
         Select Equity Portfolio                      10,064 shares at a net asset value of $16.112437 per share         162,157
         International Equity Portfolio               12,351 shares at a net asset value of $16.225039 per share         200,393
      General American Capital Company (GACC):
         Money Market Fund                                 5 shares at a net asset value of $20.252283 per share             102
                                                                                                                    -------------
             Total assets                                                                                            $ 1,853,179
                                                                                                                    =============



Liabilities:
    Cova Lord Abbett Growth and Income                                                                                      $ 44
    Cova Bond Debenture                                                                                                       18
    Cova Developing Growth                                                                                                     4
    Cova Large Cap Research                                                                                                    8
    Cova Mid-Cap Value                                                                                                         5
    Cova Quality Bond                                                                                                          5
    Cova Small Cap Stock                                                                                                       6
    Cova Large Cap Stock                                                                                                      24
    Cova Select Equity                                                                                                        13
    Cova International Equity                                                                                                 15
                                                                                                                    -------------
             Total liabilities                                                                                             $ 142
                                                                                                                    =============



Net Assets:
    Accumulation units:
      Cova Lord Abbett Growth and Income              14,640 accumulation units at          $39.456238 per unit        $ 577,638
      Cova Bond Debenture                             17,199 accumulation units at          $13.765717 per unit          236,750
      Cova Developing Growth                           3,257 accumulation units at          $14.452824 per unit           47,068
      Cova Large Cap Research                          7,259 accumulation units at          $14.635296 per unit          106,236
      Cova Mid-Cap Value                               5,899 accumulation units at          $10.875326 per unit           64,150
      Cova Quality Bond                                5,664 accumulation units at          $11.567101 per unit           65,521
      Cova Small Cap Stock                             4,804 accumulation units at          $17.933548 per unit           86,155
      Cova Large Cap Stock                            13,610 accumulation units at          $22.548635 per unit          306,895
      Cova Select Equity                               8,820 accumulation units at          $18.384195 per unit          162,144
      Cova International Equity                       12,265 accumulation units at          $16.337166 per unit          200,378
      GACC Money Market                                    9 accumulation units at          $11.558870 per unit              102
                                                                                                                    -------------
             Net assets                                                                                              $ 1,853,037
                                                                                                                    =============


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999



                                                                                    Cova
                                          ----------------------------------------------------------------------------------------
                                          Lord Abbett
                                            Growth                                 Large                                 Small
                                             and          Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                            Income     Debenture      Growth      Research     Value         Bond        Stock
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
Investment income:
   Dividends                            $          -        3,910            -          103          53          722          169
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

Expenses:
   Mortality and expense risk                  5,724        2,547          308          831         488          827          700
   Administrative fee                            687          306           37          100          59           99           84
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Total expenses                          6,411        2,853          345          931         547          926          784
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net investment income (expense)        (6,411)       1,057         (345)        (828)       (494)        (204)        (615)
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

Net realized gain on investments:
   Realized gain on sale of portfolio
     shares                                    1,698           42          104          142          23          144           65
   Realized gain distributions                     -        1,267            -            -           -          361            -
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net realized gain                       1,698        1,309          104          142          23          505           65
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

Change in unrealized appreciation             55,182        2,221        9,454       17,889       2,817       (2,260)      26,658
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations         $     50,469        4,587        9,213       17,203       2,346       (1,959)      26,108
                                          ===========  ===========  ===========  =========== ===========  ===========  ===========


FIRST COVA VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999



                                                           Cova                      GACC      Lord Abbett
                                            ------------------------------------  -----------  -----------

                                              Large                                              Growth
                                               Cap        Select    International   Money         and
                                              Stock       Equity       Equity       Market       Income       Total
                                            -----------  ----------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                              $        311         369          724            -            -        6,361
                                            -----------  ----------  -----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                    2,852       1,704        1,739          214           87       18,021
   Administrative fee                              342         204          209           26           10        2,163
                                            -----------  ----------  -----------  -----------  -----------  -----------
       Total expenses                            3,194       1,908        1,948          240           97       20,184
                                            -----------  ----------  -----------  -----------  -----------  -----------

       Net investment income (expense)          (2,883)     (1,539)      (1,224)        (240)         (97)     (13,823)
                                            -----------  ----------  -----------  -----------  -----------  -----------

Net realized gain on investments:
   Realized gain on sale of portfolio
     shares                                      1,093         159          277          846       16,931       21,524
   Realized gain distributions                   6,787      12,513        1,936            -            -       22,864
                                            -----------  ----------  -----------  -----------  -----------  -----------
       Net realized gain                         7,880      12,672        2,213          846       16,931       44,388
                                            -----------  ----------  -----------  -----------  -----------  -----------

Change in unrealized appreciation               30,178        (440)      38,202           (6)      (2,381)     177,514
                                            -----------  ----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations           $     35,175      10,693       39,191          600       14,453      208,079
                                            ===========  ==========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999



                                                                                     Cova
                                            ----------------------------------------------------------------------------------------
                                            Lord Abbett
                                              Growth                                 Large                                 Small
                                               and          Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                              Income     Debenture      Growth     Research      Value         Bond        Stock
                                            -----------  -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations:
     Net investment income (expense)      $     (6,411)       1,057         (345)       (828)        (494)        (204)        (615)
     Net realized gain                           1,698        1,309          104         142           23          505           65
     Change in unrealized appreciation          55,182        2,221        9,454      17,889        2,817       (2,260)      26,658
       Net increase (decrease) from
                                            -----------  -----------  -----------  ----------  -----------  -----------  -----------
         operations                             50,469        4,587        9,213      17,203        2,346       (1,959)      26,108
                                            -----------  -----------  -----------  ----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                     -            -            -           -            -            -            -
   Cova redemptions                                  -            -            -           -            -            -            -
   Payments received from contract
     owners                                     90,778       41,228       12,849      42,395        9,150            -        3,822
   Transfers between sub-accounts
     (including fixed account), net            442,801       35,530       23,161      14,994       37,227        4,632       22,564
   Transfers for contract benefits,
     terminations and insurance charges         (6,410)      (5,378)           1        (434)         (94)      (5,764)         (48)
       Net increase (decrease) in net
         assets from contract
                                            -----------  -----------  -----------  ----------  -----------  -----------  -----------
         transactions                          527,169       71,380       36,011      56,955       46,283       (1,132)      26,338
                                            -----------  -----------  -----------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                577,638       75,967       45,224      74,158       48,629       (3,091)      52,446

Net assets at beginning of period                    -      160,783        1,844      32,078       15,521       68,612       33,709
                                            -----------  -----------  -----------  ----------  -----------  -----------  -----------
Net assets at end of period               $    577,638      236,750       47,068     106,236       64,150       65,521       86,155
                                            ===========  ===========  ===========  ==========  ===========  ===========  ===========

FIRST COVA VARIABLE ANNUITY  ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999



                                                              Cova                        GACC      Lord Abbett
                                              ---------------------------------------  -----------  -----------

                                                Large                                                 Growth
                                                 Cap         Select     International    Money         and
                                                Stock        Equity        Equity        Market       Income       Total
                                              -----------  -----------  -------------  -----------  -----------  ----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)        $     (2,883)      (1,539)        (1,224)        (240)         (97)    (13,823)
     Net realized gain                             7,880       12,672          2,213          846       16,931      44,388
     Change in unrealized appreciation            30,178         (440)        38,202           (6)      (2,381)    177,514
       Net increase (decrease) from
                                              -----------  -----------  -------------  -----------  -----------  ----------
         operations                               35,175       10,693         39,191          600       14,453     208,079
                                              -----------  -----------  -------------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                       -            -              -          100            -         100
   Cova redemptions                                    -            -              -            -            -           -
   Payments received from contract
     owners                                       77,295       20,000         13,209            -        1,382     312,108
   Transfers between sub-accounts
     (including fixed account), net               71,124       43,240         59,115      (24,606)    (328,602)    401,180
   Transfers for contract benefits,
     terminations and insurance charges           (6,781)        (239)          (788)           -            9     (25,926)
       Net increase (decrease) in net
         assets from contract
                                              -----------  -----------  -------------  -----------  -----------  ----------
         transactions                            141,638       63,001         71,536      (24,506)    (327,211)    687,462
                                              -----------  -----------  -------------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                  176,813       73,694        110,727      (23,906)    (312,758)    895,541

Net assets at beginning of period                130,082       88,450         89,651       24,008      312,758     957,496
                                              -----------  -----------  -------------  -----------  -----------  ----------
Net assets at end of period                 $    306,895      162,144        200,378          102            -   1,853,037
                                              ===========  ===========  =============  ===========  ===========  ==========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY  ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998



                                                                                    Cova
                                          ----------------------------------------------------------------------------------------

                                                                      Large                                 Small        Large
                                             Bond      Developing      Cap        Mid-Cap     Quality        Cap          Cap
                                          Debenture      Growth      Research      Value        Bond        Stock        Stock
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $      2,046           (1)        (171)         (96)        671         (203)        (887)
     Net realized gain (loss)                  1,566            -            3           (4)         64          432          907
     Change in unrealized appreciation         2,573          121        2,958           87       2,940           91       22,305
       Net increase (decrease) from
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
         operations                            6,185          120        2,790          (13)      3,675          320       22,325
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                   -            -            -            -           -            -            -
   Cova redemptions                                -            -            -            -           -            -            -
   Payments received from contract
     owners                                   25,475            -       28,039       14,334      34,865        9,652       35,989
   Transfers between sub-accounts
     (including fixed account), net           16,036        1,724        1,249        1,200       8,993       16,587       31,944
   Transfers for contract benefits,
     terminations and insurance charges       (1,924)           -            -            -      (1,989)           4       (1,975)
       Net increase (decrease) in net
         assets from contract
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
         transactions                         39,587        1,724       29,288       15,534      41,869       26,243       65,958
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                               45,772        1,844       32,078       15,521      45,544       26,563       88,283

Net assets at beginning of period            115,011            -            -            -      23,068        7,146       41,799
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period             $    160,783        1,844       32,078       15,521      68,612       33,709      130,082
                                          ===========  ===========  ===========  =========== ===========  ===========  ===========


FIRST COVA VARIABLE ANNUITY  ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998



                                                                Cova           GACC      Lord Abbett
                                                 -------------------------  -----------  -----------

                                                                                           Growth
                                                  Select     International    Money         and
                                                  Equity        Equity        Market       Income       Total
                                                 ----------  -------------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)           $      (527)           205           (3)       1,159        2,193
     Net realized gain (loss)                        2,516             42            -       14,754       20,280
     Change in unrealized appreciation               9,506          7,092           11       10,125       57,809
       Net increase (decrease) from
                                                 ----------  -------------  -----------  -----------  -----------
         operations                                 11,495          7,339            8       26,038       80,282
                                                 ----------  -------------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                         -              -            -            -            -
   Cova redemptions                                      -              -            -            -            -
   Payments received from contract
     owners                                         39,613         16,232       24,000       66,977      295,176
   Transfers between sub-accounts
     (including fixed account), net                 18,967         22,607            -       50,718      170,025
   Transfers for contract benefits,
     terminations and insurance charges               (191)          (501)           -       (2,035)      (8,611)
       Net increase (decrease) in net
         assets from contract
                                                 ----------  -------------  -----------  -----------  -----------
         transactions                               58,389         38,338       24,000      115,660      456,590
                                                 ----------  -------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                     69,884         45,677       24,008      141,698      536,872

Net assets at beginning of period                   18,566         43,974            -      171,060      420,624
                                                 ----------  -------------  -----------  -----------  -----------
Net assets at end of period                    $    88,450         89,651       24,008      312,758      957,496
                                                 ==========  =============  ===========  ===========  ===========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(1)    ORGANIZATION
       First Cova Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by First Cova Life Insurance Company (FCLIC) and exists in accordance with the regulations of the New York Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by FCLIC.

       The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by FCLIC.

            Cova Series Trust (Cova)                             10 portfolios
            General American Capital Company (GACC)               1 portfolio
            Lord Abbett Series Fund, Inc. (Lord Abbett)           1 portfolio

       The Lord Abbett Series Fund, Inc. Growth and Income sub-account ceased operations on January 8, 1999 and the Cova Series Trust Lord Abbett Growth and Income sub-account commenced operations on January 8, 1999.

       On August 26, 1999, FCLIC's ultimate parent company, GenAmerica Corporation, entered into a definitive agreement to be acquired by Metropolitan Life Insurance Company. The acquisition occurred on January 6, 2000.


(2)    SIGNIFICANT ACCOUNTING POLICIES
       (A)  INVESTMENT VALUATION
            Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

       (B)  REINVESTMENT OF DISTRIBUTIONS
            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

       (C)  FEDERAL INCOME TAXES
            The operations of the Separate Account are included in the federal income tax return of FCLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, FCLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

       (D)  ANNUITY RESERVES
            Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by FCLIC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to FCLIC.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998



(3) REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED FCLIC deducts a daily charge from the net assets of each Separate Account sub-account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by FCLIC arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.


(4)    CONTRACT FEES
       There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn withdrawn in the third, fourth and fifth years and 3% of the purchase payments withdrawn in the sixth and seventh years. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the year ended December 31, 1999, withdrawal fees of $446 were deducted from the Separate Account.

       An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

       During the year ended December 31, 1999, contract maintenance and transfer fees of $600 were deducted from the Separate Account.

       Currently, FCLIC advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. FCLIC reserves the right to deduct premium taxes when incurred.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Cova Lord Abbett Growth and Income                 $ 522,500
       Cova Bond Debenture                                  231,928
       Cova Developing Growth                                37,497
       Cova Large Cap Research                               85,397
       Cova Mid-Cap Value                                    61,251
       Cova Quality Bond                                     64,745
       Cova Small Cap Stock                                  59,109
       Cova Large Cap Stock                                 255,034
       Cova Select Equity                                   151,989
       Cova International Equity                            157,064
       GACC Money Market                                         97
                                                      --------------
                                                        $ 1,626,611
                                                      ==============

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(6)   UNIT FAIR VALUE
      A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:


                                           Commenced          Accumulation Unit Value                   Net Assets (in thousands)
                                                        ------------------------------------    ------------------------------------
                                          Operations    12/31/99     12/31/98    12/31/97        12/31/99     12/31/98     12/31/97
                                          ------------  -----------  ----------- -----------    -----------  ------------  ---------
      Cova Lord Abbett Growth and Income       1/8/99  $ 39.456238            -           -       $ 578             -             -
      Cova Bond Debenture                     5/15/97    13.765717    13.496763   12.882042         237           161           115
      Cova Developing Growth                 11/23/98    14.452824    11.068002           -          47             2             -
      Cova Large Cap Research                  3/3/98    14.635296    11.825475           -         106            32             -
      Cova Mid-Cap Value                       3/4/98    10.875326    10.437999           -          64            16             -
      Cova Quality Bond                       5/15/97    11.567101    11.914486   11.155130          66            69            23
      Cova Small Cap Stock                    3/17/97    17.933548    12.583415   13.492111          86            34             7
      Cova Large Cap Stock                    3/11/97    22.548635    19.428714   14.889594         307           130            42
      Cova Select Equity                      3/11/97    18.384195    16.987197   14.053502         162            88            19
      Cova International Equity               3/11/97    16.337166    12.891430   11.462941         200            90            44
      GACC Money Market                      12/28/98    11.558870    11.109941           -           -            24             -





                                                                                                      Separate Account Expenses
                                           Commenced                 Total Return*                  As a % of Average Net Assets**
                                                        ------------------------------------  -------------------------------------
                                          Operations      1999           1998        1997       1999         1998          1997
                                          ------------  -----------  ------------  ---------  ---------  ------------  ------------
      Cova Lord Abbett Growth and Income       1/8/99        9.89%            -          -      1.40%             -             -
      Cova Bond Debenture                     5/15/97        1.99%        4.77%      9.71%      1.40%         1.40%         1.40%
      Cova Developing Growth                 11/23/98       30.58%        8.57%          -      1.40%         1.40%             -
      Cova Large Cap Research                  3/3/98       23.76%        8.01%          -      1.40%         1.40%             -
      Cova Mid-Cap Value                       3/4/98        4.19%       -5.54%          -      1.40%         1.40%             -
      Cova Quality Bond                       5/15/97       -2.92%        6.81%      6.79%      1.40%         1.40%         1.40%
      Cova Small Cap Stock                    3/17/97       42.52%       -6.74%     23.53%      1.40%         1.40%         1.40%
      Cova Large Cap Stock                    3/11/97       16.06%       30.49%     20.08%      1.40%         1.40%         1.40%
      Cova Select Equity                      3/11/97        8.22%       20.88%     19.47%      1.40%         1.40%         1.40%
      Cova International Equity               3/11/97       26.73%       12.46%      2.87%      1.40%         1.40%         1.40%
      GACC Money Market                      12/28/98        4.04%            -          -      1.40%             -             -




*     The total return for sub-accounts that commenced operations during the period is not annualized.
**    The expense ratio for sub-accounts that commenced operations during the period is annualized.



FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the years ended
      December 31, 1999 and 1998 follows:


                                                                                      Realized Gain (Loss)
                                                              ----------------------------------------------------------------
                                                                   Aggregate            Aggregate Cost
                                                 Year or      Proceeds from Sales       of Fund Shares           Realized
                                                 Period         of Fund Shares             Redeemed             Gain (Loss)
                                                ----------    --------------------    --------------------    ----------------
      Cova Lord Abbett Growth and Income           1999                $ 45,506                $ 43,808             $ 1,698
                                                   1998                       -                       -                   -

      Cova Bond Debenture                          1999                   5,846                   5,804                  42
                                                   1998                   3,263                   3,243                  20

      Cova Developing Growth                       1999                   3,945                   3,841                 104
                                                   1998                       1                       1                   -

      Cova Large Cap Research                      1999                   1,385                   1,243                 142
                                                   1998                     206                     203                   3

      Cova Mid-Cap Value                           1999                     484                     461                  23
                                                   1998                     105                     109                  (4)

      Cova Quality Bond                            1999                   6,688                   6,544                 144
                                                   1998                   2,573                   2,509                  64

      Cova Small Cap Stock                         1999                     873                     808                  65
                                                   1998                     205                     216                 (11)

      Cova Large Cap Stock                         1999                   7,899                   6,806               1,093
                                                   1998                   2,908                   2,698                 210

      Cova Select Equity                           1999                   2,424                   2,265                 159
                                                   1998                     759                     722                  37

      Cova International Equity                    1999                   2,628                   2,351                 277
                                                   1998                   1,440                   1,412                  28

      GACC Money Market                            1999                  24,749                  23,903                 846
                                                   1998                       -                       -                   -

      Lord Abbett Growth and Income                1999                 330,371                 313,440              16,931
                                                   1998                   3,648                   3,636                  12


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                              Unrealized Appreciation (Depreciation)
                                                              ----------------------------------------------------------------
                                                                 Appreciation            Appreciation
                                                 Year or        (Depreciation)          (Depreciation)
                                                 Period          End of Period        Beginning of Period         Change
                                                ----------    --------------------    --------------------    ----------------
      Cova Lord Abbett Growth and Income          1999                $ 55,182                     $ -            $ 55,182
                                                  1998                       -                       -                   -

      Cova Bond Debenture                         1999                   4,840                   2,619               2,221
                                                  1998                   2,619                      46               2,573

      Cova Developing Growth                      1999                   9,575                     121               9,454
                                                  1998                     121                       -                 121

      Cova Large Cap Research                     1999                  20,847                   2,958              17,889
                                                  1998                   2,958                       -               2,958

      Cova Mid-Cap Value                          1999                   2,904                      87               2,817
                                                  1998                      87                       -                  87

      Cova Quality Bond                           1999                     781                   3,041              (2,260)
                                                  1998                   3,041                     101               2,940

      Cova Small Cap Stock                        1999                  27,052                     394              26,658
                                                  1998                     394                     303                  91

      Cova Large Cap Stock                        1999                  51,885                  21,707              30,178
                                                  1998                  21,707                    (598)             22,305

      Cova Select Equity                          1999                  10,168                  10,608                (440)
                                                  1998                  10,608                   1,102               9,506

      Cova International Equity                   1999                  43,329                   5,127              38,202
                                                  1998                   5,127                  (1,965)              7,092

      GACC Money Market                           1999                       5                      11                  (6)
                                                  1998                      11                       -                  11

      Lord Abbett Growth and Income               1999                       -                   2,381              (2,381)
                                                  1998                   2,381                  (7,744)             10,125

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS
      The change in the number of units for each sub-account follows:


                                                                                     Cova
                                           ----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                 Small
                                              and          Bond      Developing      Cap        Mid-Cap     Quality        Cap
                                             Income     Debenture      Growth      Research      Value        Bond        Stock
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------
Accumulation units:
      Unit balance at 12/31/97                      -        8,928            -            -           -        2,068          530

        Cova units purchased                        -            -            -            -           -            -            -
        Cova units redeemed                         -            -            -            -           -            -            -
        Contract units purchased                    -        1,929            -        2,602       1,370        3,068          711
        Contract units transferred, net             -        1,205          167          111         117          794        1,439
        Contract units redeemed                     -         (149)           -            -           -         (171)          (1)
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------
      Unit balance at 12/31/98                      -       11,913          167        2,713       1,487        5,759        2,679

        Cova units purchased                        -            -            -            -           -            -            -
        Cova units redeemed                         -            -            -            -           -            -            -
        Contract units purchased                2,611        3,066        1,155        3,404         935            -          322
        Contract units transferred, net        12,203        2,618        1,936        1,175       3,486          400        1,807
        Contract units redeemed                  (174)        (398)          (1)         (33)         (9)        (495)          (4)
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------
      Unit balance at 12/31/99                 14,640       17,199        3,257        7,259       5,899        5,664        4,804
                                           ===========  ===========  ===========  ===========  ==========  ===========  ===========


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                              Cova                         GACC      Lord Abbett
                                               ----------------------------------------  ----------  -----------

                                                 Large                                                 Growth
                                                  Cap        Select     International      Money        and
                                                 Stock       Equity         Equity        Market       Income
                                               -----------  ----------  ---------------  ----------  -----------
Accumulation units:
      Unit balance at 12/31/97                      2,807       1,321            3,836           -        5,547

        Cova units purchased                            -           -                -           -            -
        Cova units redeemed                             -           -                -           -            -
        Contract units purchased                    2,093       2,639            1,307       2,161        2,036
        Contract units transferred, net             1,930       1,260            1,863           -        1,600
        Contract units redeemed                      (135)        (13)             (52)          -          (71)
                                               -----------  ----------  ---------------  ----------  -----------
      Unit balance at 12/31/98                      6,695       5,207            6,954       2,161        9,112

        Cova units purchased                            -           -                -           9            -
        Cova units redeemed                             -           -                -           -            -
        Contract units purchased                    3,821       1,160            1,031           -           63
        Contract units transferred, net             3,422       2,467            4,337           -       (9,152)
        Contract units redeemed                      (328)        (14)             (57)     (2,161)         (23)
                                               -----------  ----------  ---------------  ----------  -----------
      Unit balance at 12/31/99                     13,610       8,820           12,265           9            -
                                               ===========  ==========  ===============  ==========  ===========






                        FIRST COVA LIFE INSURANCE COMPANY

                   Statutory Financial Statements and Schedule

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)




                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     First Cova Life Insurance Company:


     We have audited the accompanying statutory statements of admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, capital stock and surplus, and cash flow for each of the years in the three-year period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described more fully in note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles are also described in note 2.

     In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of First Cova Life Insurance Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 1999.

     Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 1999, on the basis of accounting described in note 2.

     Our audits were made for the purpose of forming an opinion on the basic statutory financial statements taken as a whole. The supplementary information included in the accompanying schedule is presented for purposes of additional analysis and is not a required part of the basic statutory financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic statutory financial statements taken as a whole.






     Chicago, Illinois
     March 3, 2000

                        FIRST COVA LIFE INSURANCE COMPANY

              Statutory Statements of Admitted Assets, Liabilities,
                          and Capital Stock and Surplus

                           December 31, 1999 and 1998

                        (In thousands, except share data)




                          ADMITTED ASSETS                                         1999         1998
                                                                               -----------  ------------

Bonds                                                                        $     54,543        58,302
Other invested asset                                                                  520            --
Cash and short-term investments                                                     1,169         5,894
                                                                               -----------  ------------

             Total cash and investments                                            56,232        64,196
                                                                               -----------  ------------

Investment income due and accrued                                                     803           829
Other assets                                                                            1             8
                                                                               -----------  ------------

             Total admitted assets excluding Separate Account assets               57,036        65,033

Separate Account assets                                                             1,853           958
                                                                               -----------  ------------

             Total admitted assets                                           $     58,889        65,991
                                                                               ===========  ============

             LIABILITIES AND CAPITAL STOCK AND SURPLUS

Aggregate reserve for life policies and annuity contracts                    $     21,918        30,366
Supplementary contracts without life contingencies                                    331           288
Life policy and annuity contract claims                                                (1)           (1)
Interest maintenance reserve                                                        3,516         3,192
General expenses due or accrued                                                       114            64
Transfers to Separate Accounts due or accrued                                         (54)          (31)
Taxes, licenses, and fees due or accrued
    excluding Federal income taxes                                                    225           216
Federal income taxes                                                                1,103         1,393
Remittances and items not allocated                                                    14            22
Asset valuation reserve                                                               472           523
Payable to parent, subsidiaries, and affiliates                                        19            20
Reinsurance payable to parent                                                          --         1,369
Checks outstanding                                                                    141           291
Accounts payable - security purchases                                                  --           480
                                                                               -----------  ------------

             Total liabilities excluding Separate Account liabilities              27,798        38,192

Separate Account liabilities                                                        1,853           958
                                                                               -----------  ------------

             Total liabilities                                                     29,651        39,150
                                                                               -----------  ------------

Common capital stock, $10 par value.  Authorized,
    issued, and outstanding 200,000 shares                                          2,000         2,000
Gross paid-in and contributed surplus                                              11,501        11,501
Unassigned surplus                                                                 15,737        13,340
                                                                               -----------  ------------

             Total capital stock and surplus                                       29,238        26,841
                                                                               -----------  ------------

             Total liabilities and capital stock and surplus                 $     58,889        65,991
                                                                               ===========  ============

See accompanying notes to statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                       Statutory Statements of Operations

                  Years ended December 31, 1999, 1998, and 1997

                                 (In thousands)


                                                                                           1999          1998         1997
                                                                                       ------------  ------------  ----------

Income:
    Premiums and annuity considerations                                              $          --      (128,883)         --
    Deposit-type funds                                                                         977           948       6,851
    Considerations for supplementary contracts
      without life contingencies                                                               106           219          54
    Net investment income                                                                    4,169        13,813      13,771
    Amortization of interest maintenance reserve                                              (228)         (347)       (244)
    Separate Account net gain from operations
      excluding unrealized gains or losses                                                      --            11          --
    Separate Account administration fee income                                                  21             9           2
                                                                                       ------------  ------------  ----------

             Total income                                                                    5,045      (114,230)     20,434
                                                                                       ------------  ------------  ----------

Benefits and expenses:
    Death benefits                                                                              --         2,471       3,294
    Annuity benefits                                                                           360           383         365
    Surrender benefits and other fund withdrawals                                            9,607        12,758       7,222
    Interest on policy or contract funds                                                        --            47          11
    Payment on supplementary contracts without
      life contingencies                                                                        78            62          24
    (Decrease) increase in aggregate reserves
      for life policies and annuity contracts                                               (8,448)     (134,624)      5,904
    Increase in reserve for supplementary
      contracts without life contingencies                                                      43           168          30
    Commissions on premiums, annuity
      considerations and deposit-type funds                                                     38            44         239
    Commissions and expense allowances on
      reinsurance assumed                                                                       --           405         423
    General insurance expenses                                                                 727           679         966
    Insurance taxes, licenses, and fees,
      excluding Federal income taxes                                                            --          (170)        142
    Net transfers to Separate Accounts                                                         665           446         388
    Other expenses                                                                                            --           1
                                                                                       ------------  ------------  ----------

             Total benefits and expenses                                                     3,070      (117,331)     19,009
                                                                                       ------------  ------------  ----------

Income from operations before Federal income taxes
    and realized capital gains                                                               1,975         3,101       1,425

Federal income tax (benefit) expense,
    excluding tax on capital gains                                                            (371)          837         145
                                                                                       ------------  ------------  ----------

             Net gain from operations before realized capital gains                          2,346         2,264       1,280

Realized capital gains (net of tax expense of $75 and $992 in 1999 and 1998, respectively, and tax benefit of $89 in 1997, and net of amounts transferred to the IMR of $95, $1,263 and
    $(122), in 1999, 1998, and 1997, respectively)                                              --            --          --
                                                                                       ------------  ------------  ----------

             Net income                                                              $       2,346         2,264       1,280
                                                                                       ============  ============  ==========

See accompanying notes to statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                Statutory Statements of Capital Stock and Surplus

                  Years ended December 31, 1999, 1998, and 1997

                                 (In thousands)




                                                                        1999        1998        1997
                                                                      ----------  ----------  ----------

Capital stock - balance at beginning and end of year                $     2,000       2,000       2,000
                                                                      ----------  ----------  ----------

Gross paid-in and contributed surplus -
    balance at beginning and end of year                                 11,501      11,501      11,501
                                                                      ----------  ----------  ----------

Unassigned surplus:
    Balance at beginning of year                                         13,340      10,863       9,642
    Net income                                                            2,346       2,264       1,280
    Change in reserve on account of change in valuation basis                --        (781)         --
    Change in asset valuation reserve                                        51       1,005         (59)
    Other changes in surplus in Separate Accounts Statement                  --         (11)         --
                                                                      ----------  ----------  ----------

Balance at end of year                                                   15,737      13,340      10,863
                                                                      ----------  ----------  ----------

             Total capital stock and surplus                        $    29,238      26,841      24,364
                                                                      ==========  ==========  ==========


See accompanying notes to statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                        Statutory Statements of Cash Flow

                  Years ended December 31, 1999, 1998, and 1997

                                 (In thousands)


                                                                                  1999          1998         1997
                                                                              ------------  ------------  ----------

Cash from operations:
    Premiums and annuity considerations                                     $          --      (128,883)         --
    Deposit-type funds                                                                977           948       6,852
    Considerations for supplementary contracts without
      life contingencies                                                              106           219          54
    Net investment income                                                           4,236        15,912      13,310
    Separate Account administration fee income                                         21             9           2
                                                                              ------------  ------------  ----------

                                                                                    5,340      (111,795)     20,218
                                                                              ------------  ------------  ----------

    Death benefits                                                                     --         3,196       2,842
    Surrender benefits and other fund withdrawals                                   9,607        12,758       7,222
    Other benefits to policyholders, primarily annuity benefits                       438           495         399
    Commissions, other expenses, and taxes paid,
      excluding Federal income tax                                                    726         1,262       1,709
    Net transfers to Separate Accounts                                                688           456         409
    Federal income taxes (recovered) paid, excluding
      tax on capital gains                                                            (81)         (622)        544
                                                                              ------------  ------------  ----------

                                                                                   11,378        17,545      13,125
                                                                              ------------  ------------  ----------

             Net cash (used in) from operations                                    (6,038)     (129,340)      7,093
                                                                              ------------  ------------  ----------

Cash from investments:
    Proceeds from investments sold, matured, or repaid:
      Bonds                                                                        21,380       118,066      40,473
      Mortgage loans                                                                   --        11,057         364
                                                                              ------------  ------------  ----------

             Total investment proceeds                                             21,380       129,123      40,837
                                                                              ------------  ------------  ----------

    Taxes (paid) recovered on capital gains and losses                                (54)         (721)         67
                                                                              ------------  ------------  ----------

    Cost of investments acquired:
      Bonds                                                                        17,492        14,981      44,688
      Mortgage loans                                                                   --         1,500         479
      Other invested asset                                                            520            --          --
                                                                              ------------  ------------  ----------

             Total investments acquired                                            18,012        16,481      45,167
                                                                              ------------  ------------  ----------

    Net (decrease) increase in policy loans                                            --       (20,544)      1,651
                                                                              ------------  ------------  ----------

             Net cash from (used for) investments                                   3,314       132,465      (5,914)
                                                                              ------------  ------------  ----------

Cash from (used in) financing and miscellaneous sources:

    Cash provided - other                                                               8           761          13
    Cash applied - other                                                           (2,009)       (1,018)     (2,155)
                                                                              ------------  ------------  ----------

             Net cash used in financing and miscellaneous sources                  (2,001)         (257)     (2,142)
                                                                              ------------  ------------  ----------

             Net change in cash and short-term investments                         (4,725)        2,868        (963)

Cash and short-term investments at beginning of year                                5,894         3,026       3,989
                                                                              ------------  ------------  ----------

Cash and short-term investments at end of year                              $       1,169         5,894       3,026
                                                                              ============  ============  ==========

See accompanying notes to statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997






  (1)   COMPANY OWNERSHIP AND NATURE OF BUSINESS

              COMPANY OWNERSHIP

              First Cova Life Insurance Company (the Company) is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC), which is a downstream subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is wholly owned by GenAmerica Corporation, which in turn is wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC).

              On August 26, 1999, GAMHC entered into a definitive agreement, whereby Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, will acquire GenAmerica Corporation and all its holdings for $1.2 billion in cash. The purchase was approved by the Missouri Director of Insurance on November 10, 1999. The purchase was completed on January 6, 2000.

              NATURE OF BUSINESS

              The Company is licensed to do business in the state of New York. The Company markets and services single premium deferred annuities and variable annuities. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to seven years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders may also incur certain Federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general accounts. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general accounts is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 54% of the Company's sales were through Edward Jones and Company in both 1999 and 1998, and approximately 58% of the Company's sales were through Dreyfus Service Organization in 1997.





  (2)   BASIS OF PRESENTATION

        The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York State Insurance Department, which is a comprehensive basis of accounting other than generally accepted accounting principles. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. All material transactions recorded by the Company during 1999, 1998, and 1997 are in conformity with prescribed practices.

        Generally accepted accounting principles (GAAP) differ in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the non-recognition of financial reinsurance for GAAP reporting, the establishment of an Asset Valuation Reserve as a contingent liability based on the credit quality of the Company's investment securities on a statutory basis, and the establishment of an Interest Maintenance Reserve on a statutory basis as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of debt securities and certain equity securities at market are applied only under GAAP reporting.

        Another difference arises from Federal income taxes being charged to operations based on income that is currently taxable. Deferred income taxes are not provided for the tax effect of temporary differences between book and tax basis of assets and liabilities on a statutory basis.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        The following schedules set forth the adjustments to statutory net income and capital stock and surplus necessary to present them in accordance with generally accepted accounting principles:


                                                                                     1999          1998          1997
                                                                                  ------------  ------------  -----------
                                                                                              (IN THOUSANDS)
        Net income (loss):
            As reported under statutory accounting practices                   $       2,346         2,264         1,280
            Deferred acquisition costs                                                    61            51           477
            Change in reserve for policies and contracts                                (168)       (5,499)          344
            Interest maintenance reserve                                                 323         1,609           122
            Deferred income taxes                                                       (923)        3,003          (827)
            Amortization of intangible assets and liabilities                           (338)       (4,370)         (216)
            Loss on securities due to reinsurance recaptured                              --        (1,986)           --
            Premiums recaptured                                                           --         2,164            --
            Other, net                                                                   (25)          (17)          421
                                                                                  ------------  ------------  -----------

                 As reported under generally accepted accounting
                     principles                                                $       1,276        (2,781)        1,601
                                                                                  ============  ============  ===========

                                                                                     1999          1998          1997
                                                                                  ------------  ------------  -----------
                                                                                              (IN THOUSANDS)

        Capital stock and surplus:
            As reported under statutory accounting practices                   $      29,238        26,841        24,364
            Deferred acquisition costs                                                   637           576           525
            Reserves for policies and contracts                                          110           301         5,173
            Asset valuation reserve                                                      472           523         1,528
            Interest maintenance reserve                                               3,516         3,192         1,583
            Unrealized (depreciation) appreciation of investments                     (2,654)          897         2,964
            Deferred income taxes                                                      2,010         2,191        (1,163)
            Present value of future profits                                            1,705           491         3,350
            Goodwill                                                                   1,886         2,009         2,131
                                                                                  ------------  ------------  -----------

                 As reported under generally accepted accounting
                     principles                                                $      36,920        37,021        40,455
                                                                                  ============  ============  ===========

        In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (the Codification). The Codification will constitute the only source of "prescribed" statutory accounting practices. Accordingly, once implemented, the definitions of what comprises prescribed versus permitted statutory accounting practices may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. The implementation date for the Company's state of domicile is January 1, 2001. The Company is currently evaluating the impact of the Codification on its statutory financial statements.

        In preparing the statutory financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates. Investment valuation is most affected by the use of estimates and assumptions.

        The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flow of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or a loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of such securities and the related recognition of income.

  (3)   BASIS OF VALUATION AND INCOME RECOGNITION OF INVESTED ASSETS

        Asset values are generally stated as follows:

        O    Investments are valued as prescribed by the NAIC.

        O Bonds not backed by other loans are valued at amortized cost using the interest method.

        O Mortgage-backed bonds, included in bonds, are valued at amortized cost. Amortization of the discount or premium from the purchase of these securities is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. When such differences occur, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond with a corresponding charge or credit to interest income (the retrospective method).

        Other invested asset consists of investment in Farmers Insurance Exchange surplus note. The surplus note carries an interest rate of 8.5% and matures in August 1, 2004.

        Investment income is recorded when earned. Realized capital gains and losses on the sales of investments are determined on the basis of specific costs of investments and are credited or charged to income net of federal income taxes.

  (4)   REVENUE AND EXPENSE RECOGNITION

        Premiums, annuity considerations and deposit-type funds are credited to revenue when collected. Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred.

  (5)   ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

        Life insurance companies are required to establish an Asset Valuation Reserve (AVR) and an Interest Maintenance Reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate, and other invested assets. The IMR is designed to defer net realized capital gains and losses presumably resulting from changes in the level of interest rates in the market and to amortize them into income over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion not yet taken into income.

  (6)   FEDERAL INCOME TAXES

        Federal income taxes are charged to operations based on income that is currently taxable. No charge to operations is made nor liability established for the tax effect of timing differences between financial reporting and taxable income.

        For 1999, the Company will file a consolidated Federal income tax return with its parent company, CFSLIC. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. Allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return. Intercompany tax balances are to be settled no later than 30 days after related returns are filed.

        Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with Xerox Corporation which has the effect that the Company is not at risk for any income taxes or entitled to recoveries related to those periods.

        The actual Federal income tax expense differed from the expected tax expense computed by applying the U.S. Federal statutory rate to the 1999, 1998, and 1997 net gain from operations before Federal income taxes as follows:

                                                     1999                       1998                       1997
                                           -------------------------  -------------------------  -------------------------
                                                                           (IN THOUSANDS)
                                           -------------------------------------------------------------------------------

        Computed expected tax expense    $       692          35.0%$      1,085          35.0%$        499         35.0%
        Tax basis reserve adjustment              44           2.2           41           1.3           13          0.9
        IMR amortization                          80           4.0          121           3.9           85          6.0
        Proxy tax on insurance
            acquisition costs                     --          --              3           0.1           33          2.3
        Adjustment for prior years              (821)        (41.6)          48           1.5         (127)        (8.9)
        Intangible amortization                 (376)        (19.0)        (376)        (12.1)        (376)       (26.4)
        Other                                     10           0.6          (85)         (2.7)          18          1.3
                                           ------------  -----------  ------------  -----------  ------------  -----------

                                         $      (371)       (18.8)%$        837          27.0%$        145         10.2%
                                           ============  ===========  ============  ===========  ============  ===========

        The Budget Reconciliation Act of 1990 requires life insurers to capitalize and amortize a "proxy" amount of policy acquisition costs beginning in 1990. This proxy amount is based on a percentage of the life insurance company's premium income and not on actual policy acquisition costs.

  (7)   TRANSACTIONS WITH AFFILIATES

        The Company has entered into a service agreement and an investment accounting service agreement with its parent, CFSLIC. The Company has also entered into an investment services agreement with Conning Asset Management Company, a Missouri corporation and an affiliate of the Company, pursuant to which the Company receives investment advice. Under the terms of the agreements, the companies (Service Providers) perform various services for the Company which include investment, underwriting, claims, and certain administrative functions. The Service Providers are reimbursed for their services. Expenses and fees paid to affiliated companies during 1999, 1998, and 1997 were $361,042, $386,821, and
        $339,670, respectively.

  (8)   CAPITAL STOCK AND SURPLUS RESTRICTIONS

        The amount of dividends which can be paid by State of New York insurance companies to shareholders is subject to prior approval of the Insurance Commissioner. There have been no other restrictions placed on the unassigned surplus funds.

  (9)   FAIR VALUE OF FINANCIAL INSTRUMENTS

        Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments (SFAS 107), extends fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

        These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions or market conditions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS
              AND ACCRUED INVESTMENT INCOME

              The carrying value amounts reported in the balance sheets for these instruments approximate their fair values.

              BONDS

              Fair value of bonds are based on quoted market prices, where applicable. For bonds not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).



              OTHER INVESTED ASSET

              Other invested asset consists of investment in Farmers Insurance Exchange surplus note, at 8.5% and matures at August 1, 2004. The amortized cost and estimated fair value of the surplus note is approximately $520,000.

              INVESTMENT CONTRACTS

              The Company's policy contracts require beneficiaries commence receipt of payments by the later of age 85 or 10 years after purchase, and may permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities under investment type contracts are estimated as the amount payable on demand. As of December 31, 1999 and 1998, the cash surrender value of policyholder deposits was approximately $883,000 and $1,118,000 less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

(10)    LIFE AND ANNUITY ACTUARIAL RESERVES

        There are no deferred fractional premiums on any policies sold or currently in force. There are no premiums beyond the date of death. There are no required reserves for the waiver of deferred fractionals or refund of premiums beyond the date of death.

        Substandard policies are valued using a modification of the standard valuation tables based on the substandard rating. The modification is a 25% additional mortality increase of the standard table for each table rating.

        As of December 31, 1999, the Company had no insurance in force for which the gross premiums were less than the net premiums according to the standard valuation set by the State of New York.

        The tabular interest has been determined from the basic data for the calculation of policy reserves.

        Tabular interest for funds not involving life contingencies for each valuation rate and contractual guaranteed rate was determined as the statutory amount required to support the required statutory reserve based on the Commissioner's annuity reserve valuation method. Generally it is 1/100 of the product of such valuation rate of interest times the mean funds at the beginning and end of the valuation period or issue date of the policy, if less.

        The life and annuity actuarial reserves as provided in the accompanying statutory financial statements segregated by type and valuation characteristics for 1999 and 1998 are given below.

                                            1999          1998                VALUATION                    WITHDRAWAL
                                          ----------  --------------
                  TYPE                     RESERVE       RESERVE              BASIC/RATE                 CHARACTERISTIC
                                          ----------  --------------  ---------------------------  ---------------------------
                                             (IN THOUSANDS)

        Structured settlements          $    1,124        1,090       1983 IAM 8.25%               No withdrawal permitted
        SPDA - 1 year                       11,192       11,585       CARVM 5.25% - 6.25%          Fixed surrender charge
        SPDA - 5 year                            -       11,867       CARVM 5.75% - 6.25%          Withdrawal limited to
                                                                                                       10% per year
        SPDA - 5 year                        4,889          314       CARVM 5.25% - 6.25%          Market value adjustment
        SPDA - 6 year                           43           42       CARVM 5.75%                  Market value adjustment
        SPDA - 7 year                        5,564        6,249       CARVM 5.25% - 5.75%          Market value adjustment
        Variable annuity-fixed                 229          310       5.25% - 7.00%                Fixed surrender charge
        Ordinary life                          130          123       1958 CSO 3.5% NL             Fixed surrender charge
        Ordinary life                          271           39       1980 CSO CRVM                Fixed surrender charge
        Ordinary life                           43          249       1980 CSO 4.5% NO             Fixed surrender charge
        Ordinary life                            1            2       Group conversion             Fixed surrender charge
                                                                         excess mortality
        Ordinary life                            3            3       Guaranteed insurability      Fixed surrender charge
        Miscellaneous                           19           16                  --                           --
        Reinsurance ceded                   (1,590)      (1,523)                 --                           --
                                          ----------   -----------

                                        $   21,918       30,366
                                          ==========   ===========

(11)    INVESTMENTS

        The cost or amortized cost and estimated fair value of bonds at December
        31, 1999 and 1998 is as follows:

                                                                               1999
                                        -----------------------------------------------------------------------------------
                                           COST OR           GROSS            GROSS          ESTIMATED
                                          AMORTIZED        UNREALIZED       UNREALIZED          FAIR           CARRYING
                                             COST            GAINS            LOSSES           VALUE            VALUE
                                        ---------------  ---------------  ---------------  ---------------  ---------------
                                                                          (IN THOUSANDS)

        Bonds:
            Governments              $        1,446            --               41              1,405             1,446
            Public utilities                  3,814            --              121              3,693             3,814
            Industrial and
            miscellaneous                    49,283             31             988             48,326            49,283
                                        ---------------  ---------------  ---------------  ---------------  ---------------

                 Total bonds         $       54,543             31           1,150             53,424            54,543
                                        ===============  ===============  ===============  ===============  ===============

                                                                               1998
                                        -----------------------------------------------------------------------------------
                                           COST OR           GROSS            GROSS          ESTIMATED
                                          AMORTIZED        UNREALIZED       UNREALIZED          FAIR           CARRYING
                                             COST            GAINS            LOSSES           VALUE            VALUE
                                        ---------------  ---------------  ---------------  ---------------  ---------------
                                                                          (IN THOUSANDS)

        Bonds:
            Governments              $        1,288             45              --              1,333             1,288
            Public utilities                  1,800             45              --              1,845             1,800
            Industrial and
            miscellaneous                    55,214          1,039             114             56,139            55,214
                                        ---------------  ---------------  ---------------  ---------------  ---------------

                 Total bonds         $       58,302          1,129             114             59,317            58,302
                                        ===============  ===============  ===============  ===============  ===============

        The amortized cost and estimated fair value of bonds at December 31, 1999, by contractual maturity, are shown in the following table. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they may require monthly principal installments and mortgagees may prepay principal.

                                                                         ESTIMATED
                                                         CARRYING           FAIR
                                                          VALUE            VALUE
                                                      ---------------  ---------------
                                                              (IN THOUSANDS)

        Due in one year or less                     $       3,490            3,489
        Due after one year through five years              21,583           21,305
        Due after five years through ten years             15,474           14,635
        Due after ten years                                 7,120            7,120
        Mortgage-backed securities                          6,876            6,875
                                                      ---------------  ---------------

                 Total                              $      54,543           53,424
                                                      ===============  ===============

        Approximately 45.9% of the Company's bonds are of highest quality, 48.1% are of high quality, and 6.0% are of medium quality based on NAIC rating methodology. No provision was made for possible decline in the fair value of individual bonds, other than the establishment of AVR, as of December 31, 1999 or 1998, as the Company intends to hold the investments until such time as no significant loss would result.

        The components of net investment income were as follows:

                                                                               1999           1998            1997
                                                                           -------------  --------------  --------------
                                                                                          (IN THOUSANDS)
        Income on bonds                                                  $      4,061         11,211           11,354
        Income on mortgage loans                                                   --            855              786
        Income on short-term investments                                          144            242              197
        Income on cash on deposit                                                  --              6                7
        Income on policy loans                                                     --          1,588            1,531
        Income on other invested assets                                            18             --               --
                                                                           -------------  --------------  --------------

        Total investment income                                                 4,223         13,902           13,875
        Investment expenses                                                       (54)           (89)            (104)
                                                                           -------------  --------------  --------------

                 Net investment income                                   $      4,169         13,813           13,771
                                                                           =============  ==============  ==============

        Realized capital gains/(losses):
            Mortgages                                                    $          --           661               --
            Bonds                                                                 170          1,594             (211)
            Short-term investments                                                  --            --               --
                                                                           -------------  --------------  --------------

                 Net realized gains/(losses) on investments              $        170          2,255             (211)
                                                                           =============  ==============  ==============

        Proceeds from sales, redemptions, and paydowns of investments in bonds during 1999 were $21,379,855. Gross gains of $224,080 and gross losses of $56,712 were realized on those sales.

        Proceeds from sales, redemptions, and paydowns of investments in bonds during 1998 were $118,066,396. Gross gains of $2,641,028 and gross losses of $1,046,860 were realized on those sales.

        Proceeds from sales, redemptions, and paydowns of investments in bonds during 1997 were $40,473,142. Gross gains of $213,835 and gross losses of $424,506 were realized on those sales.

        Bonds with a carrying value of approximately $866,583 at December 31, 1999 were deposited with governmental authorities as required by law.

        The Company held the following individual securities which exceeded 10% of capital stock and surplus as of December 31, 1999 and 1998:


                                                        AMORTIZED
        LONG-TERM DEBT SECURITIES                         COST
                                                    -------------------
                                                     (IN THOUSANDS)

        1999:
            Community First Bankshares            $        4,000
            Time Warner                                    3,145
            Develop Div Rlty                               3,005
            ERAC USA Finance                               2,998
            Salomon Inc.                                   2,947
                                                    ===================

        1998:
            Community First Bankshares            $        4,000
            FNMA Remic Tr 1992 Ser 124-PH                  3,433
            Countryside Mtg. 1993-12 A4                    3,211
            Time Warner                                    3,200
            Develop Div Rlty                               3,019
            ERAC USA Finance                               2,998
            RJR Nabisco Inc.                               2,947
            Salomon Inc.                                   2,934
                                                    ===================

(12)    NON-ADMITTED ASSETS

        Assets must be included in the statements of assets and liabilities at admitted asset value, and non-admitted assets, principally agents' balances greater than 90 days past due, must be excluded through a charge against unassigned surplus.

(13)    REINSURANCE

        In 1993, the Company entered into a reinsurance treaty with its parent, CFSLIC. The underlying block of business assumed was single premium whole life policies. On December 31, 1998, the reinsurance contract was terminated and CFSLIC recaptured all of the single premium whole life policies previously assumed by the Company.

        The Company ceded reserves of $1,687,957 and $1,634,569 at December 31, 1999 and 1998, respectively, to Nationwide Life Insurance Company. Reinsurance does not discharge the Company from its primary liability to policyholders.

(14)    RISK-BASED CAPITAL

        The NAIC has developed certain risk-based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1999, the Company's total adjusted capital and authorized control level - RBC were $29,710,733 and $903,209, respectively. At this level of adjusted capital, no action is required.

(15)    GUARANTY FUND ASSESSMENTS

        The Company participates, along with all life insurance companies licensed in New York, in an association formed to guarantee benefits to policyholders of insolvent life insurance companies. Under the state law, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 1999 but for which assessments have not yet been determined.

        The Company has not established an estimated liability for unassessed guarantee fund claims incurred prior to December 31, 1999 as management believes that such assessments are not material to the financial statements.

(16)    COMMITMENTS AND CONTINGENCIES

        In the ordinary course of business the Company is involved in various legal actions for which it establishes reserves where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the statutory financial statements.

 (17)   OTHER

        Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

SCHEDULE 1
                        FIRST COVA LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data from Annual Statement

                          Year ended December 31, 1999

                            (In thousands of dollars)




Investment income earned:
    Government bonds                                                           $          73
    Other bonds (unaffiliated)                                                         3,988
    Bonds of affiliates                                                                   --
    Preferred stocks (unaffiliated)                                                       --
    Preferred stocks of affiliates                                                        --
    Common stocks (unaffiliated)                                                          --
    Common stocks of affiliates                                                           --
    Mortgage loans                                                                        --
    Real estate                                                                           --
    Premium notes, policy loans, and liens                                                --
    Collateral loans                                                                      --
    Cash on hand and on deposit                                                           --
    Short-term investments                                                               144
    Other invested assets                                                                 18
    Derivative instruments                                                                --
    Aggregate write-in for investment income                                              --
                                                                                 ------------

             Gross investment income                                                   4,223
                                                                                 ------------

Real estate owned - book value less encumbrances                                           --

Mortgage loans - book value:
    Farm mortgages                                                                         --
    Residential mortgages                                                                  --
    Commercial mortgages                                                                   --
                                                                                 ------------

             Total mortgage loans                                                          --
                                                                                 ------------

Mortgage loans by standing - book value:
    Good standing                                                                          --
    Good standing with restructured terms                                                  --
    Interest overdue                                                                       --
    Foreclosure in process                                                                 --

Other long-term assets - statement value                                                   --

Collateral loans                                                                           --

Bonds and stocks of parents, subsidiaries, and affiliates - book value:
    Bonds                                                                                  --
    Preferred stocks                                                                       --
    Common stocks                                                                          --

SCHEDULE 1, CONT.
                        FIRST COVA LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data from Annual Statement

                          Year ended December 31, 1999

                            (In thousands of dollars)



Bonds and short-term investments by class and maturity: Bonds by maturity -
    statement value:
      Due within 1 year or less                                                   $       7,243
      Over 1 year through 5 years                                                        26,784
      Over 5 years through 10 years                                                      18,857
      Over 10 years through 20 years                                                      2,750
      Over 20 years                                                                           3
                                                                                    ------------

             Total by maturity                                                           55,637
                                                                                    ------------

    Bonds by class - statement value:
      Class 1                                                                            25,565
      Class 2                                                                            26,791
      Class 3                                                                             3,281
      Class 4                                                                                --
      Class 5                                                                                --
      Class 6                                                                                --
                                                                                    ------------

             Total by class                                                              55,637
                                                                                    ------------

Total bonds publicly traded                                                              42,562

Total bonds privately placed                                                             11,981

Preferred stocks - statement value                                                           --

Common stocks - market value                                                                 --

Short-term investments - book value                                                       1,094

Financial options owned - statement value                                                    --

Financial options written and in force - statement value                                     --

Financial futures contracts open - current price                                             --

Cash on deposit                                                                              75

Life insurance in force (000's omitted):
    Industrial                                                                               --
    Ordinary                                                                                 --
    Credit life                                                                              --
    Group life                                                                               --
                                                                                    ------------

Amount of accidental death insurance in
    force under ordinary policies                                                            --
                                                                                    ------------

SCHEDULE 1, CONT.
                        FIRST COVA LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data from Annual Statement

                          Year ended December 31, 1999

                            (In thousands of dollars)



Life insurance policies with disability provisions in force:
    Industrial                                                                    $           --
    Ordinary                                                                                  --
    Credit life                                                                               --
    Group life                                                                                --

Supplementary contracts in force:
    Ordinary - not involving life contingencies                                               10
    Amount on deposit                                                                         --
    Income payable                                                                        82,618

Ordinary - involving life contingencies                                                       --
Income payable                                                                                --

Group - not involving life contingencies                                                      --
Amount on deposit                                                                             --
Income payable                                                                                --

Group - involving life contingencies                                                          --
Income payable                                                                                --

Annuities:
    Ordinary:
      Immediate - amount of income payable                                                    --
      Deferred - fully paid account balance                                                23,610
      Deferred - not fully paid - account balance                                             --

    Group:
      Immediate - amount of income payable                                                    --
      Fully paid account balance                                                              --
      Not fully paid - account balance                                                        --

    Accident and health insurance - premiums in force:
      Ordinary                                                                                --
      Group                                                                                   --
      Credit                                                                                  --

    Deposit funds and dividend accumulations:
      Deposit funds - account balance                                                         --
      Dividend accumulations - account balance                                                --

    Claim payments 1998:
      Group accident and health year ended December 31, 1999:
             1999                                                                             --
             1998                                                                             --
             1997                                                                             --

    Other accident and health:
             1999                                                                             --
             1998                                                                             --
             1997                                                                             --

    Other coverages that use developmental methods to
       calculate claims reserves:
             1999                                                                             --
             1998                                                                             --
             1997                                                                             --
                                                                                    ============


See accompanying independent auditors' report.




                                    PART C
                              OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS


a.         Financial Statements
           ---------------------------------------------------------------

           The following financial statements of the Separate Account are included in Part B hereof:


       1.  Independent Auditors' Report.

       2.  Statement of Assets and Liabilities as of December 31, 1999.

       3.  Statement of Operations for the year ended December 31, 1999.

       4.  Statements of Changes in Net Assets for the years ended December
           31, 1999 and 1998.

       5.  Notes to Financial Statements - December 31, 1999 and 1998.

        The following financial statements of the Company are included in Part B hereof:

       1.   Independent Auditors' Report.

       2.   Statutory Statements of Admitted Assets, Liabilities, and
            Capital Stock and Surplus as of December 31, 1999 and 1998.

       3.   Statutory Statements of Operations for the years ended
            December 31, 1999, 1998, and 1997.

       4. Statutory Statements of Capital Stock and Surplus for the years ended December 31, 1999, 1998, and 1997.

       5.   Statutory Statements of Cash Flow for the Years ended
            December 31, 1999, 1998, and 1997.

       6.   Notes to Statutory Financial Statements - December 31, 1999,
            1998, and 1997.


    b.     Exhibits
           ---------------------------------------------------------------

       1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

       2.  Not Applicable.

       3.  Principal Underwriter's Agreement.*

       4.  Individual Flexible Purchase Payment Deferred Variable Annuity
           Contract.*

           (i)  Rebalancing Transfers Endorsement.**
           (ii) Automatic Withdrawals Endorsement.*
           (iii)Dollar Cost Averaging Endorsement.**
           (iv) Endorsement (Death Benefit)*
           (v) Withdrawal Charge Endorsement

       5.  Application for Variable Annuity.**

    6.(i)  Copy of Articles of Incorporation of the Company.*
     (ii)  Copy of the Bylaws of the Company.*

       7.  Not Applicable.

       8.  Not Applicable.

       9.  Opinion and Consent of Counsel.

      10.  Consent of Independent Auditors.

      11.  Not Applicable.

      12.  Not Applicable.

      13.  Calculation of Performance Information.

      14.  Company Organizational Chart.

      27.  Not Applicable

       * incorporated by reference to Registrant's Post-Effective Amendment No. 4 (File Nos. 33-74174 and 811-8306) as electronically filed on December 30, 1999.

      **  incorporated by reference to Registrant's Pre-Effective
          Amendment No. 1 to Form N-4 (File No. 33-74174) as electronically filed on May 14, 1996.





ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor

Richard A. Liddy                  Chairman of the Board and Director
700 Market Street
St. Louis, MO 63101


Lorry J. Stensrud                 President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John W. Barber                    Director
13045 Tesson Ferry Road
St. Louis, MO 63128

Norse N. Blazzard                 Director
4401 West Tradewinds Avenue
Suite 207
Lauderdale by the Sea, FL 33308

William P. Boscow                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Connie A. Doern                   Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Francis A. Goodhue III            Director
Morgan Guaranty
345 Park Avenue
New York, NY 10017

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Philip A. Haley                   Executive Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Richard A. Hemmings                Director
Lord, Bissell & Brook
115 S. LaSalle Street
Chicago, IL 60603

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

E. Thomas Hughes, Jr.             Treasurer
700 Market St.
St. Louis, MO 63101

James W. Koeger                   Assistant Treasurer
700 Market Street
St. Louis, MO 63101

Lisa O. Kirchner                  Vice President
1776 West Lakes Parkway
West Des Moines, IA 50266


William C. Mair                   Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

John J. Myers                     Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Matthew P. McCauley               Assistant Secretary and Director
700 Market St.
St. Louis, MO 63101

Thomas A. Price                   Director
Bank of New York
1 Wall Street
New York, NY 10286

Mark E. Reynolds                  Executive Vice President, Chief Financial
One Tower Lane, Suite 3000        Officer and Director
Oakbrook Terrace, IL 60181-4644

Br. Thomas J. Scanlan, F.S.C.     Director
Manhattan College
Riverdale, NY 10471

Bernard J. Spaulding              Senior Vice President, General Counsel and
One Tower Lane, Suite 3000        Secretary
Oakbrook Terrace, IL 60181-4644

Joann T. Tanaka                   Senior Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Patricia M. Wersching             Assistant Treasurer
700 Market Street
St. Louis, MO 63101

Peter L. Witkewiz                 Vice President and Controller
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart is filed as Exhibit 14 herein.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of April 12, 2000, there were 42 Non-Qualified Contract Owners and 6 Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article II, Section 13) provide that:

Each person who is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as of right to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost or expense including attorneys' fees) asserted or threatened against or incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the Corporation or if serving at the request of the Corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise. The indemnification provided by this By-Law provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other By-Law or under any agreement, resolution of shareholders or directors or otherwise, which forms of indemnification are hereby expressly authorized, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons. Notwithstanding the foregoing, a director shall not be entitled to indemnification for liability to the Corporation or any of its shareholders under the By-Laws or under any agreement or resolution of shareholders or directors, if such liability is of the type described in subsections (i) or (ii) of Section 10 of the Corporation's Certificate of Incorporation and Charter.


The  Corporation  shall have the power, in furtherance of the provisions of this
Section 13, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the payees, the amounts, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation. If any action with respect to indemnification of directors and officers of the Corporation shall be taken by resolution of directors, or by agreement or otherwise, a notice shall be filed with the Superintended of Insurance of the State of New York not less than thirty days thereafter specifying the action taken.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) Cova Life Sales Company is the principal underwriter for the following investment companies (other than Registrant):

      Cova Variable Annuity Account One
      Cova Variable Annuity Account Five
      Cova Variable Life Account One
      Cova Variable Life Account Five
      Cova Variable Annuity Account Four
      General American Separate Account Twenty-Eight
      General American Separate Account Twenty-Nine
      Security Equity Separate Account 26
      Security Equity Separate Account 27

     (b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

Name and Principal  Positions and Offices
 Business Address   with Underwriter

Lorry J. Stensrud   Director

Patricia E. Gubbe   President, Chief Compliance Officer and Director

William C. Mair     Director

Philip A. Haley     Vice President

Shari Ruecker       Vice President

Mark E. Reynolds    Treasurer

James W. Koeger     Assistant Treasurer

Bernard J. Spaulding Secretary



     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 and Cova Life Administration Services Company, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. First Cova Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 28th day of April, 2000.

                                      FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
                                      (Registrant)


                                 By: FIRST COVA LIFE INSURANCE COMPANY



                                 By: /s/BERNARD J. SPAULDING
                                      ____________________________________
                                     Senior Vice President, General Counsel and
                                     Secretary


                                      FIRST COVA LIFE INSURANCE COMPANY
                                      Depositor

                                 By: /s/BERNARD J. SPAULDING
                                      ____________________________________
                                     Senior Vice President, General Counsel and
                                     Secretary


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




----------------------       Chairman of the Board and     ------
Richard A. Liddy              Director                      Date

/s/LORRY J. STENSRUD         President and Director        4-28-00
----------------------                                     -------
Lorry J. Stensrud                                           Date

/s/ J. Robert Hopson*        Director                      4-28-00
----------------------                                     -------
J. Robert Hopson                                            Date

/s/ William C. Mair*         Director                      4-28-00
----------------------                                     -------
William C. Mair                                             Date

/s/ Matthew P. McCauley*     Director                      4-28-00
------------------------                                   -------
Matthew P. McCauley                                         Date


                             Director
----------------------                                     -------
John W. Barber                                              Date

/s/ Norse N. Blazzard*                                     4-28-00
----------------------       Director                      -------
Norse N. Blazzard                                           Date

/s/ Francis A. Goodhue III*                                4-28-00
---------------------------   Director                      -------
Francis A. Goodhue III                                       Date

/s/ Richard A. Hemmings*                                   4-28-00
----------------------        Director                      -------
Richard A. Hemmings                                          Date

/s/ Thomas A. Price*                                       4-28-00
----------------------        Director                      -------
Thomas A. Price                                              Date

/s/ Thomas J. Scanlan, FSC*                                4-28-00
----------------------        Director                      -------
Thomas J. Scanlan, FSC                                       Date

/s/MARK E. REYNOLDS                                        4-28-00
----------------------        Director                      -------
Mark E. Reynolds                                             Date


/s/J. TERRI TANAKA                                         4-28-00
----------------------        Director                      -------
J. Terri Tanaka                                             Date


/s/PETER L. WITKEWIZ                                       4-28-00
---------------------         Controller                    --------
Peter L. Witkewiz                                            Date


                                  *By: /s/LORRY J. STENSRUD
                                       ____________________________________
                                       Lorry J. Stensrud, Attorney-in-Fact



                              INDEX TO EXHIBITS

EXHIBIT NO.

EX-99.B4(ii)   Automatic Withdrawals Endorsement
EX-99.B4(v)    Withdrawal Charge Endorsement
EX-99.B9       Opinion and Consent of Counsel
EX-99.B10      Consent of Independent Auditors
EX-99.B13      Calculation of Performance Information
EX-99.B14      Company Organizational Chart




                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO. 5

                                      TO

                                   FORM N-4

                                     FOR

                      FIRST COVA VARIABLE ANNUITY ACCOUNT ONE